UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7972

Exact name of registrant as specified in charter: Delaware Group Adviser Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: October 30

Date of reporting period: April 30, 2006

Item 1. Reports to Stockholders

Semiannual Report                                  Delaware
                                                   U.S. Growth
                                                   Fund

                                                   April 30, 2006









                                                   Growth equity mutual funds





[DELAWARE LOGO]                                    [LOGO] POWERED BY RESEARCH(R)

Table of contents

        > Disclosure of Fund expenses               1

        > Sector allocation                         2

        > Financial statements:

             Statement of net assets                3

             Statement of operations                5

             Statements of changes in net assets    6

             Financial highlights                   7

             Notes to financial statements         12

        > About the organization                   15


        Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

        Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

        (C)2006 Delaware Distributors L.P.

Disclosure of Fund expenses

For the period November 1, 2005 to April 30, 2006

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1)fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 to April 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware U.S. Growth Fund
Expense Analysis of an Investment of $1,000


                                                                  Expenses
                       Beginning       Ending                   Paid During
                        Account       Account     Annualized      Period
                         Value         Value       Expense      11/1/05 to
                        11/1/05       4/30/06       Ratio       4/30/06 *
________________________________________________________________________________

Actual Fund Return
Class A                 $1,000.00    $1,058.30       1.05%          $5.36
Class B                  1,000.00     1,054.80       1.75%           8.92
Class C                  1,000.00     1,054.60       1.75%           8.91
Class R                  1,000.00     1,057.00       1.25%           6.38
Institutional Class      1,000.00     1,059.50       0.75%           3.83
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)
Class A                 $1,000.00    $1,019.59       1.05%          $5.26
Class B                  1,000.00     1,016.12       1.75%           8.75
Class C                  1,000.00     1,016.12       1.75%           8.75
Class R                  1,000.00     1,018.60       1.25%           6.26
Institutional Class      1,000.00     1,021.08       0.75%           3.76
________________________________________________________________________________


* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


  Sector allocation

> Delaware U.S. Growth Fund

  As of April 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.



                                                               Percentage
Sector                                                        of Net Assets
______________________________________________________________________________

Common Stock \                                                   98.74%
Basic Industry/Capital Goods                                      3.48%
Business Services                                                17.21%
Consumer Non-Durables                                            14.45%
Consumer Services                                                18.19%
Financials                                                        3.49%
Health Care                                                      14.87%
Technology                                                       27.05%
______________________________________________________________________________

Repurchase Agreements                                             2.82%
______________________________________________________________________________

Total Market Value of Securities                                101.56%
______________________________________________________________________________

Liabilities Net of Receivables and Other Assets                  (1.56%)
______________________________________________________________________________

Total Net Assets                                                100.00%
______________________________________________________________________________


\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.



  Statement of net assets

> Delaware U.S. Growth Fund

  April 30, 2006 (Unaudited)



                                              Number of          Market
                                               Shares            Value
______________________________________________________________________________

Common Stock - 98.74 \
______________________________________________________________________________
Basic Industry/Capital Goods - 3.48%
   Praxair                                       350,000      $ 19,645,500
                                                              ____________

                                                                19,645,500
                                                              ____________
Business Services - 17.21%
   Expeditors International Washington           235,000        20,118,350
   First Data                                    455,000        21,698,950
   Moody's                                       245,000        15,192,450
   Paychex                                       455,000        18,377,450
   United Parcel Service Class B                 270,000        21,888,900
                                                              ____________

                                                                97,276,100
                                                              ____________

Consumer Non-Durables - 14.45%
   Procter & Gamble                              360,000        20,955,600
   Staples                                       850,000        22,448,500
   Wal-Mart Stores                               375,000        16,886,250
   Walgreen                                      510,000        21,384,300
                                                              ____________

                                                                81,674,650
                                                              ____________

Consumer Services - 18.19%
     + Apollo Group Class A                      325,000        17,758,000
     + eBay                                      625,000        21,506,250
       International Game Technology             520,000        19,723,600
     + MGM MIRAGE                                420,000        18,858,000
       Weight Watchers International             235,000        11,597,250
     + XM Satellite Radio Holdings Class A       660,000        13,345,200
                                                              ____________

                                                               102,788,300
                                                              ____________

Financials - 3.49%
   Chicago Mercantile Exchange Holdings           43,000        19,694,000
                                                              ____________

                                                                19,694,000
                                                              ____________

Health Care - 14.87%
       Allergan                                  200,000        20,544,000
     + Genentech                                 305,000        24,311,550
       UnitedHealth Group                        415,000        20,642,100
     + Zimmer Holdings                           295,000        18,555,500
                                                              ____________

                                                                84,053,150
                                                              ____________

Technology - 27.05%
     + Google Class A                             38,000        15,881,720
     + Intuit                                    355,000        19,230,350
       Microsoft                                 735,000        17,750,250
     + NAVTEQ                                    300,000        12,456,000
       QUALCOMM                                  585,000        30,033,900
     + SanDisk                                   340,000        21,702,200
     + Seagate Technology                        630,000        16,732,800
       Sprint Nextel                             770,000        19,096,000
                                                              ____________

                                                               152,883,220
                                                              ____________

Total Common Stock (cost $513,259,855)                         558,014,920
                                                              ____________


                                              Principal          Market
                                                Amount           Value
______________________________________________________________________________

Repurchase Agreements - 2.82%
______________________________________________________________________________
   With BNP Paribas 4.67% 5/1/06
      (dated 4/28/06, to be repurchased
      at $8,270,217, collateralized by
      $8,604,000 U.S. Treasury Bills
      due 8/17/06, market
      value $8,483,112)                       $8,267,000      $ 8,267,000
   With Cantor Fitzgerald 4.67% 5/1/06
      (dated 4/28/06, to be repurchased
      at $7,669,984, collateralized by
      $2,782,000 U.S. Treasury Notes
      2.625% due 11/15/06, market
      value $2,783,114, $232,000
      U.S. Treasury Notes 2.625%
      due 5/15/08, market value $225,105,
      $1,349,000 U.S. Treasury Notes
      3.50% due 11/15/06, market
      value $1,360,427, $1,095,000
      U.S. Treasury Notes 4.625%
      due 5/15/06, market value $1,118,998
      and $2,191,000 U.S. Treasury
      Notes 6.50% due 2/15/10,
      market value $2,338,157)                 7,667,000         7,667,000
                                                              ____________

Total Repurchase Agreements
   (cost $15,934,000)                                           15,934,000
                                                              ____________

Total Market Value of Securities - 101.56%
   (cost $529,193,855)                                         573,948,920

Liabilities Net of Receivables and Other
   Assets - (1.56%)                                            (8,809,660)
                                                              ____________

Net Assets Applicable to 40,905,426 Shares
   Outstanding - 100.00%                                      $565,139,260
                                                              ____________

Net Asset Value - Delaware U.S. Growth Fund
   Class A ($100,971,653 / 7,514,086 Shares)                        $13.44
                                                                    ______

Net Asset Value - Delaware U.S. Growth Fund
   Class B ($27,440,868 / 2,262,728 Shares)                         $12.13
                                                                    ______

Net Asset Value - Delaware U.S. Growth Fund
   Class C ($19,350,827 / 1,472,238 Shares)                         $13.14
                                                                    ______

Net Asset Value - Delaware U.S. Growth Fund
   Class R ($560,237 / 41,987 Shares)                               $13.34
                                                                    ______
Net Asset Value - Delaware U.S. Growth Fund
   Institutional Class ($416,815,675 / 29,614,387 Shares)           $14.07
                                                                    ______


                                                                   (continues) 3

  Statement of net assets

> Delaware U.S. Growth Fund


______________________________________________________________________________
______________________________________________________________________________

Components of Net Assets at April 30, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                         $589,682,659
Accumulated net realized loss on investments                   (69,298,464)
Net unrealized appreciation of investments                      44,755,065
                                                              ____________

Total net assets                                              $565,139,260
                                                              ____________


+ Non-income producing security for the period ended April 30, 2006.

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


Net Asset Value and Offering Price per Share -
   Delaware U.S. Growth Fund
Net asset value Class A (A)                                         $13.44
Sales charges (5.75% of offering price) (B)                           0.82
                                                                    ______

Offering price                                                      $14.26
                                                                    ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

  Statement of operations

> Delaware U.S. Growth Fund

  Six Months Ended April 30, 2006 (Unaudited)



Investment Income:

   Dividends                                                  $1,495,090
   Interest                                                      161,134      $ 1,656,224
                                                              __________      ___________


Expenses:

   Management fees                                             1,485,021
   Distribution expenses - Class A                               129,683
   Distribution expenses - Class B                               144,067
   Distribution expenses - Class C                                72,820
   Distribution expenses - Class R                                 1,382
   Dividend disbursing and transfer agent fees and expenses      251,067
   Accounting and administration expenses                         91,579
   Registration fees                                              78,500
   Legal and professional fees                                    27,017
   Reports and statements to shareholders                         14,068
   Trustees'fees                                                  12,632
   Custodian fees                                                  5,924
   Insurance fees                                                  4,230
   Pricing fees                                                      109
   Other                                                          12,659        2,330,758
                                                              __________

   Less expenses absorbed or waived                                              (270,740)
   Less waiver of distribution expenses - Class A                                 (18,526)
   Less waiver of distribution expenses - Class R                                    (230)
   Less expense paid indirectly                                                    (1,114)
                                                                              ___________

   Total operating expenses                                                     2,040,148
                                                                              ___________

Net Investment Loss                                                              (383,924)
                                                                              ___________

Net Realized and Unrealized Gain on Investments:

   Net realized gain on investments                                             4,725,502
   Net change in unrealized appreciation/depreciation of investments           15,552,712
                                                                              ___________

Net Realized and Unrealized Gain on Investments                                20,278,214
                                                                              ___________

Net Increase in Net Assets Resulting from Operations                          $19,894,290
                                                                              ___________


See accompanying notes

  Statements of changes in net assets

> Delaware U.S. Growth Fund


                                                                               Six Months        Year
                                                                                 Ended          Ended
                                                                                4/30/06        10/31/05
                                                                              (Unaudited)

Increase (Decrease) in Net Assets from Operations:

   Net investment loss                                                         $  (383,924)  $   (281,702)
   Net realized gain on investments                                              4,725,502      3,304,281
   Net change in unrealized appreciation/depreciation of investments            15,552,712     27,852,929
                                                                              ____________   ____________

   Net increase in net assets resulting from operations                         19,894,290     30,875,508
                                                                              ____________   ____________

Capital Share Transactions:

   Proceeds from shares sold:
      Class A                                                                   73,174,154     10,448,007
      Class B                                                                    2,190,730      2,778,227
      Class C                                                                   11,270,387      3,932,518
      Class R                                                                      279,342        135,387
      Institutional Class                                                      155,785,794    258,205,483
                                                                              ____________   ____________

                                                                               242,700,407    275,499,622
                                                                              ____________   ____________

   Cost of shares repurchased:
      Class A                                                                  (12,883,614)   (16,868,616)
      Class B                                                                   (4,742,870)   (10,061,241)
      Class C                                                                   (1,727,044)    (4,412,579)
      Class R                                                                      (92,892)       (78,391)
      Institutional Class                                                      (29,110,893)    (4,174,760)
                                                                              ____________   ____________

                                                                               (48,557,313)   (35,595,587)
                                                                              ____________   ____________

Increase in net assets derived from capital share transactions                 194,143,094    239,904,035
                                                                              ____________   ____________

Net Increase in Net Assets                                                     214,037,384   270,779,543

Net Assets:

   Beginning of period                                                         351,101,876     80,322,333
                                                                              ____________   ____________
   End of period
                                                                              $565,139,260   $351,101,876
                                                                              ____________   ____________

See accompanying notes

  Financial highlights

> Delaware U.S. Growth Fund Class A

  Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                         Six Months                          Year Ended
                                                           Ended      _______________________________________________________

                                                         4/30/06 (1)    10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
                                                        (Unaudited)
_____________________________________________________________________________________________________________________________

Net asset value, beginning of period                        $12.700      $10.620    $10.840     $9.260    $11.800    $19.390

Income (loss) from investment operations:

Net investment loss (2)                                      (0.021)      (0.020)    (0.064)    (0.039)    (0.058)    (0.045)
Net realized and unrealized gain (loss) on investments        0.761        2.100     (0.156)     1.619     (2.482)    (7.314)
                                                         __________   __________   ________   ________   ________   ________

Total from investment operations                              0.740        2.080     (0.220)     1.580     (2.540)    (7.359)
                                                         __________   __________   ________   ________   ________   ________

Less dividends and distributions:

From net realized gain on investments                             -            -          -          -          -     (0.231)
                                                         __________   __________   ________   ________   ________   ________

Total dividends and distributions                                 -            -          -          -          -     (0.231)
                                                         __________   __________   ________   ________   ________   ________


Net asset value, end of period                              $13.440      $12.700    $10.620    $10.840     $9.260    $11.800
                                                         __________   __________   ________   ________   ________   ________

Total return (3)                                              5.83%       19.59%     (2.03%)    17.06%    (21.53%)   (38.36%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                    $100,971      $38,566    $38,339    $60,934    $51,887    $66,897
Ratio of expenses to average net assets                       1.05%        1.15%      1.40%      1.40%      1.40%      1.46%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.22%        1.46%      2.15%      2.28%      1.88%      1.70%
Ratio of net investment loss to average net assets           (0.32%)      (0.17%)    (0.59%)    (0.40%)    (0.51%)    (0.30%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly            (0.49%)      (0.48%)    (1.34%)    (1.28%)    (0.99%)    (0.54%)
Portfolio turnover                                              20%          65%       158%        77%       103%        70%
_____________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

                                                                   (continues) 7

  Financial highlights

> Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                         Six Months                          Year Ended
                                                           Ended      _______________________________________________________

                                                         4/30/06 (1)    10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
                                                         (Unaudited)
_____________________________________________________________________________________________________________________________

Net asset value, beginning of period                        $11.500       $9.690     $9.950     $8.560    $10.990    $18.200

Income (loss) from investment operations:

Net investment loss (2)                                      (0.062)      (0.091)    (0.132)    (0.100)    (0.131)    (0.138)
Net realized and unrealized gain (loss) on investments        0.692        1.901     (0.128)     1.490     (2.299)    (6.841)
                                                         __________   __________   ________   ________   ________   ________

Total from investment operations                              0.630        1.810     (0.260)     1.390     (2.430)    (6.979)
                                                         __________   __________   ________   ________   ________   ________

Less dividends and distributions:

From net realized gain on investments                             -            -          -          -          -     (0.231)
                                                         __________   __________   ________   ________   ________   ________


Total dividends and distributions                                 -            -          -          -          -     (0.231)
                                                         __________   __________   ________   ________   ________   ________

Net asset value, end of period                              $12.130      $11.500     $9.690     $9.950     $8.560    $10.990
                                                         __________   __________   ________   ________   ________   ________

Total return (3)                                              5.48%       18.68%     (2.61%)    16.24%    (22.11%)   (38.79%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $27,441      $28,431    $30,686    $39,613    $40,196    $62,658
Ratio of expenses to average net assets                       1.75%        1.85%      2.10%      2.10%      2.10%      2.16%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.87%        2.11%      2.80%      2.94%      2.58%      2.40%
Ratio of net investment loss to average net assets           (1.02%)      (0.87%)    (1.29%)    (1.10%)    (1.21%)    (1.00%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly            (1.14%)      (1.13%)    (1.99%)    (1.94%)    (1.69%)    (1.24%)
Portfolio turnover                                              20%          65%       158%        77%       103%        70%
_____________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.




See accompanying notes

  Financial highlights

> Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:




                                                         Six Months                          Year Ended
                                                           Ended      _______________________________________________________

                                                         4/30/06 (1)    10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
                                                         (Unaudited)
_____________________________________________________________________________________________________________________________

Net asset value, beginning of period                        $12.460      $10.500    $10.790     $9.280    $11.910    $19.700

Income (loss) from investment operations:

Net investment loss (2)                                      (0.066)      (0.099)    (0.140)    (0.108)    (0.139)    (0.148)
Net realized and unrealized gain (loss) on investments        0.746        2.059     (0.150)     1.618     (2.491)    (7.411)
                                                         __________   __________   ________   ________   ________   ________

Total from investment operations                              0.680        1.960     (0.290)     1.510     (2.630)    (7.559)
                                                         __________   __________   ________   ________   ________   ________

Less dividends and distributions:

From net realized gain on investments                             -            -          -          -          -     (0.231)
                                                         __________   __________   ________   ________   ________   ________

Total dividends and distributions                                 -            -          -          -          -     (0.231)
                                                         __________   __________   ________   ________   ________   ________

Net asset value, end of period                              $13.140      $12.460    $10.500    $10.790     $9.280    $11.910
                                                         __________   __________   ________   ________   ________   ________

Total return (3)                                              5.46%       18.67%     (2.69%)    16.27%    (22.08%)   (38.78%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $19,351       $9,327     $8,387    $10,684    $10,792    $14,959
Ratio of expenses to average net assets                       1.75%        1.85%      2.10%      2.10%      2.10%      2.16%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.87%        2.11%      2.80%      2.94%      2.58%      2.40%
Ratio of net investment loss to average net assets           (1.02%)      (0.87%)    (1.29%)    (1.10%)    (1.21%)    (1.00%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly            (1.14%)      (1.13%)    (1.99%)    (1.94%)    (1.69%)    (1.24%)
Portfolio turnover                                              20%          65%       158%        77%       103%        70%
_____________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

                                                                   (continues) 9

  Financial highlights


> Delaware U.S. Growth Fund Class R




Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                              Six Months                                  6/2/03 (2)
                                                                                Ended               Year Ended                to
                                                                                           ____________________________

                                                                              4/30/06 (1)     10/31/05      10/31/04       10/31/03
                                                                             (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                             $12.620       $10.590       $10.830        $10.120

Income (loss) from investment operations:

Net investment loss (3)                                                            (0.035)       (0.051)       (0.097)       (0.033)
Net realized and unrealized gain (loss) on investments                              0.755         2.081        (0.143)        0.743
                                                                                 ________      ________      ________      ________

Total from investment operations                                                    0.720         2.030        (0.240)        0.710
                                                                                 ________      ________      ________      ________

Net asset value, end of period                                                    $13.340       $12.620       $10.590       $10.830
                                                                                 ________      ________      ________      ________

Total return (4)                                                                    5.70%        19.17%        (2.22%)        7.02%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                              $560          $354          $245          $189
Ratio of expenses to average net assets                                             1.25%         1.42%         1.70%         1.70%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                           1.47%         1.71%         2.40%         2.71%
Ratio of net investment loss to average net assets                                 (0.52%)       (0.44%)       (0.89%)       (0.76%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly                                  (0.74%)       (0.73%)       (1.59%)       (1.77%)
Portfolio turnover                                                                    20%           65%          158%           77%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

  Financial highlights


> Delaware U.S. Growth Fund Institutional Class



Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                   Six Months
                                                                     Ended                               Year Ended
                                                                                ____________________________________________________

                                                                  4/30/06 (1)   10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
                                                                  (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                 $13.280     $11.080    $11.270     $9.600    $12.190   $19.970

Income (loss) from investment operations:

Net investment income (loss) (2)                                       (0.002)     0.015     (0.031)    (0.010)    (0.024)        -
Net realized and unrealized gain (loss) on investments                  0.792      2.185     (0.159)     1.680     (2.566)   (7.549)
                                                                     ________   ________   ________   ________   ________   _______

Total from investment operations                                        0.790      2.200     (0.190)     1.670     (2.590)   (7.549)
                                                                     ________   ________   ________   ________   ________   _______

Less dividends and distributions:

From net realized gain on investments                                       -          -          -          -          -    (0.231)
                                                                     ________   ________   ________   ________   ________   _______

Total dividends and distributions                                           -          -          -          -          -    (0.231)
                                                                     ________   ________   ________   ________   ________   _______

Net asset value, end of period                                        $14.070    $13.280    $11.080    $11.270     $9.600   $12.190
                                                                     ________   ________   ________   ________   ________   _______

Total return (3)                                                        5.95%     19.86%     (1.69%)    17.40%    (21.25%)  (38.20%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                              $416,816   $274,424     $2,666    $27,420    $30,575   $42,302
Ratio of expenses to average net assets                                 0.75%      0.85%      1.10%      1.10%      1.10%     1.16%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                                 0.87%      1.11%      1.80%      1.94%      1.58%     1.40%
Ratio of net investment income (loss) to average net assets            (0.02%)     0.13%     (0.29%)    (0.10%)    (0.21%)    0.00%
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly                        (0.14%)    (0.13%)    (0.99%)    (0.94%)    (0.69%)   (0.24%)
Portfolio turnover                                                        20%        65%       158%        77%       103%       70%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

  Notes to financial statements


> Delaware U.S. Growth Fund

  April 30, 2006 (Unaudited)

Delaware Group Adviser Funds (The "Trust") is organized as a Delaware statutory trust and offers two series, Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A , Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% . Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow.


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distribution to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $19,213 for the six months ended April 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through February 28, 2007.

  Notes to financial statements


> Delaware U.S. Growth Fund



2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.35% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through February 28, 2007 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.30% and 0.50%, respectively, of average daily net assets.

At April 30, 2006, the Fund had liabilities payable to affiliates as follows:



Investment management fee payable to DMC                   $230,019
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses
  payable to DSC                                             62,149
Distribution fee payable to DDLP                             64,095
Other expenses payable to DMC and affiliates *               20,434

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.


As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended April 30, 2006, the Fund was charged $14,554 for internal legal services provided by DMC.

For the six months ended April 30, 2006, DDLP earned $28,436 for commissions on sales of the Fund's Class A shares. For the six months ended April 30, 2006, DDLP received gross contingent deferred sales charge commissions of $9, $25,555 and $918 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2006, the Fund made purchases of $236,449,468 and sales of $45,921,009 of investment securities other short-term investments.

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments was $529,804,971. At April 30, 2006, the net unrealized appreciation was $44,143,949 of which $64,817,881 related to unrealized appreciation of investments and $20,673,932 related to unrealized depreciation of investments.


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended April 30, 2006 and the year ended October 31, 2005.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2006, the estimated components of net assets on a tax basis were as followed:


Shares of beneficial interest                          $589,682,659
Six month period realized gains                           5,310,897
Capital loss carryforwards                              (73,998,245)
Unrealized appreciation of investments                   44,143,949
                                                       ____________

Net assets                                             $565,139,260
                                                       ____________

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.



Accumulated net investment loss                            $383,924
Paid-in capital                                            (383,924)


For federal income tax purposes, capital loss carryforwards maybe carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2005 will expire as follows: $27,149,194 expires in 2009, $28,063,955 expires in 2010 and $18,785,096 expires in 2011.



                                                                  (continues) 13

  Notes to financial statements


> Delaware U.S. Growth Fund

5. Capital Shares

Transactions in capital shares were as follows:


                                             Six Months        Year
                                               Ended           Ended
                                              4/30/06         10/31/05
                                            (Unaudited)

Shares sold:
  Class A                                     5,439,543       877,552
  Class B                                       180,575       261,043
  Class C                                       854,810       333,273
  Class R                                        20,860        11,682
  Institutional Class                        11,040,356    20,749,797
                                             __________    __________

                                             17,536,144    22,233,347
                                             __________    __________


Shares repurchased:
  Class A                                      (962,313)   (1,450,349)
  Class B                                      (390,036)     (956,813)
  Class C                                      (130,995)     (383,770)
  Class R                                        (6,930)       (6,785)
  Institutional Class                        (2,089,579)     (326,863)
                                             __________    __________

                                             (3,579,853)   (3,124,580)
                                             __________    __________

Net increase                                 13,956,291    19,108,767
                                             __________    __________


For the six months ended April 30, 2006 and the year ended October 31, 2005, 88,455 Class B shares were converted to 79,927 Class A shares valued at $1,078,837 and 90,741 Class B shares were converted to 82,480 Class A shares valued at $970,558, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.


6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2006, or at any time during the period.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization


This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven

Owner-Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager

Delaware Management Company, a Series of
Delaware Management Business Trust
Philadelphia, PA

National Distributor

Delaware Distributors L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing, and Transfer Agent

Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094


For Shareholders

800 523-1918

For Securities Dealers
and Financial Institutions
Representatives Only

800 362-7500

Web Site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.


Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:


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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE LOGO]









(526)                                                         Printed in the USA
SA-101 [4/06] CGI 6/06                               SEMI-0605 US GROWTH PO11046

Semiannual Report                                  Delaware
                                                   Diversified
                                                   Income Fund

                                                   April 30, 2006










                                                   Fixed income mutual funds


[DELAWARE LOGO]                                    [LOGO]POWERED BY RESEARCH (R)

Table of contents

>Disclosure of Fund expenses                                                   1

>Sector allocation                                                             2

>Financial statements:

    Statement of net assets                                                    3
    Statement of assets and liabilities                                       17
    Statement of operations                                                   17
    Statements of changes in net assets                                       18
    Financial highlights                                                      19
    Notes to financial statements                                             24

>About the organization                                                       28

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period November 1, 2005 to April 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 to April 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Diversified Income Fund
Expense Analysis of an Investment of $1,000

                                                       Expenses
                     Beginning   Ending               Paid During
                      Account    Account  Annualized    Period
                       Value      Value    Expense    11/1/05 to
                     11/1/05     4/30/06    Ratio      4/30/06 *
___________________________________________________________________

Actual Fund Return

Class A              $1,000.00  $1,026.70    1.00%       $5.03
Class B               1,000.00   1,021.70    1.75%        8.77
Class C               1,000.00   1,022.90    1.75%        8.78
Class R               1,000.00   1,025.40    1.25%        6.28
Institutional Class   1,000.00   1,027.80    0.75%        3.77
___________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A              $1,000.00  $1,019.84    1.00%       $5.01
Class B               1,000.00   1,016.12    1.75%        8.75
Class C               1,000.00   1,016.12    1.75%        8.75
Class R               1,000.00   1,018.60    1.25%        6.26
Institutional Class   1,000.00   1,021.08    0.75%        3.76
___________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Sector allocation

>Delaware Diversified Income Fund

As of April 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector                                                            of Net Assets
________________________________________________________________________________

Agency Asset-Backed Securities                                         0.11%
________________________________________________________________________________

Agency Collateralized Mortgage Obligations                             1.74%
________________________________________________________________________________

Agency Mortgage-Backed Securities                                      7.42%
________________________________________________________________________________

Agency Obligations                                                     0.41%
________________________________________________________________________________

Collateralized Debt Obligations                                        0.13%
________________________________________________________________________________

Commercial Mortgage-Backed Securities                                  1.98%
________________________________________________________________________________

Corporate Bonds                                                       44.33%

Banking                                                                3.25%
Basic Industry                                                         4.54%
Brokerage                                                              1.16%
Capital Goods                                                          1.16%
Communications                                                         8.11%
Consumer Cyclical                                                      7.98%
Consumer Non-Cyclical                                                  4.26%
Electric                                                               2.40%
Emerging Markets                                                       0.43%
Energy                                                                 1.21%
Finance Companies                                                      2.21%
Industrial - Other                                                     0.88%
Insurance                                                              2.50%
Natural Gas                                                            1.37%
Real Estate                                                            0.58%
Technology                                                             0.96%
Transportation                                                         1.33%
________________________________________________________________________________

Foreign Agencies                                                       2.25%

Austria                                                                0.63%
Germany                                                                1.25%
Mexico                                                                 0.26%
Ukraine                                                                0.11%
________________________________________________________________________________

Municipal Bonds                                                        0.39%
________________________________________________________________________________

Non-Agency Asset-Backed Securities                                     1.16%
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations                         8.35%
________________________________________________________________________________

Regional Agencies                                                      0.59%

Australia                                                              0.59%
________________________________________________________________________________

Regional Authorities                                                   1.19%

Canada                                                                 1.19%
________________________________________________________________________________

Senior Secured Loans                                                   1.60%
________________________________________________________________________________

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Sovereign Agencies                                                     0.55%

Canada                                                                 0.31%
Japan                                                                  0.24%
________________________________________________________________________________

Sovereign Debt                                                         17.99%

Argentina                                                              0.22%
Austria                                                                1.52%
Brazil                                                                 2.92%
Colombia                                                               0.24%
Dominican Republic                                                     0.20%
El Salvador                                                            0.23%
France                                                                 1.25%
Germany                                                                2.34%
Indonesia                                                              0.14%
Mexico                                                                 0.93%
Netherlands                                                            0.96%
Norway                                                                 0.96%
Panama                                                                 0.27%
Philippines                                                            0.54%
Poland                                                                 0.81%
Portugal                                                               0.33%
Russia                                                                 0.01%
South Africa                                                           0.36%
Sweden                                                                 1.21%
Turkey                                                                 0.59%
United Kingdom                                                         1.22%
Uruguay                                                                0.12%
Venezuela                                                              0.62%
________________________________________________________________________________

Supranational Banks                                                    2.74%
________________________________________________________________________________

U.S. Treasury Obligations                                              4.83%
________________________________________________________________________________

Common Stock                                                           0.16%
________________________________________________________________________________

Preferred Stock                                                        0.03%
________________________________________________________________________________

Warrants                                                               0.22%
________________________________________________________________________________

Currency Option Purchased                                              0.00%
________________________________________________________________________________

Repurchase Agreements                                                  5.86%
________________________________________________________________________________

Total Market Value of Securities                                     104.03%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (4.03%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

Statement of net assets

>Delaware Diversified Income Fund

April 30, 2006 (Unaudited)

                                                    Principal          Market
                                                    Amount o         Value (U.S.$)
____________________________________________________________________________________

Agency Asset-Backed Securities - 0.11%
____________________________________________________________________________________

        ~ Fannie Mae Whole Loan
            Series 2002-W11 AV1
            5.299% 11/25/32            USD            157,106            $ 157,131
        / Freddie Mac Structured Pass-Through
            Securities Series T-30 A5
            8.61% 12/25/30                          1,057,320            1,056,791
                                                                        __________
Total Agency Asset-Backed Securities

                   (cost $1,211,844)                                     1,213,922
                                                                         _________
__________________________________________________________________________________

Agency Collateralized Mortgage Obligations - 1.74%
__________________________________________________________________________________

          Fannie Mae Grantor Trust
            Series 1999-T2 A1 7.50% 1/19/39            46,664               48,377
            Series 2001-T8 A2 9.50% 7/25/41           142,408              153,444
            Series 2002-T4 A3 7.50% 12/25/41          598,898              619,667
            Series 2004-T1 1A2 6.50% 1/25/44          252,266              256,471
          Fannie Mae
            Series 1992-51 H 5.00% 4/25/07             96,313               95,948
            Series 1996-46 ZA 7.50% 11/25/26          219,123              232,835
            Series 2002-90 A2 6.50% 11/25/42          713,725              724,008
            Series 2003-122 AJ 4.50% 2/25/28          802,802              777,747
            Series 2005-110 MB 5.50% 9/25/35        1,045,000            1,036,183
          Fannie Mae Whole Loan
            Series 2004-W9 2A1 6.50% 2/25/44          515,668              524,365
            Series 2004-W11 1A2 6.50% 5/25/44       1,087,623            1,106,123
          Freddie Mac
            Series 1730 Z 7.00% 5/15/24               905,798              949,061
            Series 2326 ZQ 6.50% 6/15/31            2,113,495            2,194,780
            Series 2480 EH 6.00% 11/15/31             107,479              107,505
            Series 2552 KB 4.25% 6/15/27            1,297,345            1,282,480
            Series 2662 MA 4.50% 10/15/31           1,481,616            1,448,243
            Series 2872 GC 5.00% 11/15/29           1,610,000            1,549,942
            Series 2890 PC 5.00% 7/15/30            1,070,000            1,032,532
            Series 2915 KP 5.00% 11/15/29           2,452,000            2,372,713
            Series 3022 MB 5.00% 12/15/28             975,000              951,985
            Series 3063 PC 5.00% 2/15/29            2,304,000            2,241,490
        / Freddie Mac Structured
            Pass-Through Securities
            Series T-58 1A2 3.108% 5/25/35             21,480               21,401
            Series T-58 2A 6.50% 9/25/43              206,017              209,097
                                                                        __________
Total Agency Collateralized Mortgage
  Obligations (cost $20,375,080)                                        19,936,397
                                                                        __________

__________________________________________________________________________________

Agency Mortgage-Backed Securities - 7.42%
__________________________________________________________________________________

          Fannie Mae
            5.50% 1/1/13                            1,758,815            1,743,425
            5.73% 12/1/08                             592,751              596,641
            6.50% 8/1/17                              686,471              700,629
            6.765% 1/1/07                             702,499              702,499
        ~ Fannie Mae ARM
            3.249% 10/1/33                          2,922,851            2,916,967
            5.069% 8/1/35                           1,633,823            1,582,501
            5.344% 11/1/24                              6,497                6,614
          Fannie Mae Relocation 15 yr
            4.00% 9/1/20                            3,387,397            3,144,986

                                                    Principal          Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Agency Mortgage-Backed Securities (continued)
__________________________________________________________________________________

          Fannie Mae Relocation 30 yr
            5.00% 11/1/33              USD            487,578           $  466,552
            5.00% 1/1/34                              314,531              300,957
            5.00% 8/1/34                              472,668              451,693
            5.00% 11/1/34                             683,059              652,748
            5.00% 4/1/35                            1,732,984            1,652,292
            5.00% 10/1/35                           1,302,662            1,242,006
            5.00% 1/1/36                            2,122,515            2,023,685
          Fannie Mae S.F. 15 yr
            5.00% 9/1/20                               24,998               24,357
            6.00% 4/1/17                               59,547               60,347
            6.00% 6/1/17                                6,312                6,397
          Fannie Mae S.F. 20 yr
            5.50% 8/1/25                            2,270,371            2,222,126
          Fannie Mae S.F. 30 yr
            5.50% 3/1/29                              645,646              630,110
            5.50% 4/1/29                              557,597              544,180
            7.50% 3/1/32                               97,179              101,157
            7.50% 4/1/32                              125,612              130,754
            7.50% 10/1/34                              99,457              103,591
          Fannie Mae S.F. 30 yr TBA
            5.00% 5/1/36                            9,060,000            8,570,195
            5.50% 5/1/36                           35,970,000           34,935,864
            6.00% 5/1/36                            3,230,000            3,215,869
            6.50% 3/1/36                            1,345,000            1,366,016
            6.50% 5/1/36                            2,675,000            2,720,977
            7.00% 5/1/36                            2,370,000            2,436,656
          Freddie Mac 7.00% 1/1/08                    691,373              694,830
        ~ Freddie Mac ARM
            2.995% 12/1/33                          3,140,750            3,101,909
            3.744% 4/1/34                             272,877              271,001
          Freddie Mac Relocation 30 yr
            5.00% 9/1/33                              323,365              310,026
          Freddie Mac S.F. 15 yr
            4.00% 2/1/14                              116,519              111,202
          Freddie Mac S.F. 30 yr
            6.50% 10/1/33                              94,971               96,752
          Freddie Mac S.F. 30 yr TBA
            5.00% 5/1/36                            5,315,000            5,025,997
          GNMA S.F. 30 yr
            7.50% 10/15/30                              7,568                7,944
            7.50% 2/15/32                               1,816                1,906
            9.50% 9/15/17                               9,396               10,303
            10.00% 7/15/17                              5,118                5,644
                                                                        __________
Total Agency Mortgage-Backed
           Securities (cost $85,535,518)                                84,890,305
                                                                        __________

                                                                 (continues)   3

Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Agency Obligations - 0.41%
__________________________________________________________________________________

          Fannie Mae 6.375% 8/15/07    AUD          2,361,000          $ 1,801,695
        ^ Financing Corporation Interest Strip
            CPN 13 5.161% 12/27/12     USD            300,000              210,879
            CPN 15 5.36% 9/7/13                        20,000               13,522
            CPN 15 5.575% 3/7/16                    1,235,000              721,860
            CPN 17 5.352% 4/5/13                      125,000               86,478
            CPN 19 5.352% 6/6/13                      400,000              274,156
            CPN D 5.08% 9/26/11                       400,000              303,396
          Freddie Mac 4.75% 1/19/16                 1,370,000            1,306,903
                                                                        __________
Total Agency Obligations

                  (cost $4,773,819)                                      4,718,889
                                                                        __________

__________________________________________________________________________________

Collateralized Debt Obligations - 0.13%
__________________________________________________________________________________

    = @ # Alliance Capital Funding CBO
            Series 1 A3 144A
            5.84% 2/15/10                              30,842               30,842
    = @ # Juniper CBO
            Series 1999-1A A1 144A
            6.83% 4/15/11                              62,040               62,436
    = @ # Magnetite Asset Investor CDO
            Series 2003-C1 144A
            8.786% 1/31/08                            750,000              754,725
  = @ ~ # Merrill Lynch CBO VII
            Series 1997-C3 144A
            5.315% 3/23/08                            143,948               13,249
    = @ # Putnam CBO II 144A
            6.875% 11/8/09                             47,910               47,910
      = @ South Street CBO
            Series 1999-1A A1
            7.16% 7/1/11                               36,935               37,119
    = @ # Travelers Funding Limited CBO
            Series 1A A2 144A
            6.35% 2/18/14                             500,000              503,296
                                                                        __________
Total Collateralized Debt Obligations

                  (cost $1,570,864)                                      1,449,577
                                                                        __________

__________________________________________________________________________________

Commercial Mortgage-Backed Securities - 1.98%
__________________________________________________________________________________

        ~ Bank of America Commercial
            Mortgage Securities
            Series 2006-1 AJ
            5.46% 9/10/45                             735,000              715,829
        # Bear Stearns Commercial
            Mortgage Securities
            Series 2004-ESA E 144A
            5.064% 5/14/16                          1,355,000            1,344,212
      / # Commercial Mortgage
            Pass-Through Certificates
            Series 2001-J1A A2 144A
            6.457% 2/14/34                          1,048,228            1,082,616
        # Crown Castle Towers
            Series 2005-1A C 144A
            5.074% 6/15/35                            645,000              619,919

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Commercial Mortgage-Backed Securities (continued)
__________________________________________________________________________________

        # First Union National Bank
            Commercial Mortgage
            Series 2001-C2 L 144A
            6.46% 1/12/43                  USD      1,165,000          $ 1,164,752
          GE Capital Commercial Mortgage
            Trust Series 2002-1A A3
            6.269% 12/10/35                         3,840,000            3,976,698
        ~ GS Mortgage Securities
            Series 2006-GG6 AJ
            5.782% 4/10/38                            795,000              786,637
        # Hilton Hotel Pool Trust Series 2000
            HLTA A1 144A 7.055% 10/3/15               306,443              318,002
          JPMorgan Chase Commercial
            Mortgage Securities
            Series 2002-C1 A3 5.376% 7/12/37        2,630,000            2,604,197
            Series 2002-C2 A2 5.05% 12/12/34        2,510,000            2,436,930
            Series 2003-C1 A2 4.985% 1/12/37          335,000              323,396
        ~ Series 2005-LDP2 AJ 4.842% 7/15/42          890,000              829,094
        ~ Series 2006-CB14 AJ
            5.679% 12/12/44                           325,000              319,525
          LB-UBS Commercial Mortgage Trust
            Series 2002-C1 A4 6.462% 3/15/31          940,000              981,767
            Series 2006-C1 A2 5.084% 2/15/31          332,000              327,159
          Merrill Lynch Mortgage Trust
        ~ Series 2004-BPC1 A3
            4.467% 10/12/41                           410,000              389,286
        ~ Series 2005-CIP1 B 5.274% 7/12/38           590,000              565,076
        # Series 2005-GGP1 E 144A
            4.33% 11/15/10                            315,000              310,375
        # Series 2005-GGP1 F 144A
            4.35% 11/15/10                            290,000              285,620
          Morgan Stanley Capital I
        # Series 1999-FNV1 G 144A
            6.12% 3/15/31                             455,000              457,261
            Series 2005-HQ6 A2A
            4.882% 8/13/42                            805,000              788,006
        # Tower 144A
            Series 2004-2A A 4.232% 12/15/14          695,000              669,262
            Series 2006-1 B 5.588% 2/15/36            545,000              539,633
            Series 2006-1 C 5.707% 2/15/36            835,000              827,510
                                                                        __________
Total Commercial Mortgage-Backed
          Securities (cost $23,503,957)                                 22,662,762
                                                                        __________

Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal          Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds - 44.33%
__________________________________________________________________________________

Banking - 3.25%
        # Banco BMG 144A
            9.15% 1/15/16                    USD    1,864,000          $ 1,918,056
      ~ # Banco Santander 144A
            5.22% 12/9/09                             545,000              546,236
          Bank Nederlandse Gemeenten
            6.75% 9/21/11                    NZD    9,865,000            6,350,010
        ~ Barclays Bank 6.278% 12/29/49      USD      670,000              612,401
          Citigroup 5.875% 2/22/33                  1,170,000            1,105,193
          Credit Suisse First Boston USA
            6.125% 11/15/11                           450,000              460,261
      ~ # HBOS 144A 5.92% 9/29/49                   1,000,000              952,681
        # Mizuho Financial Group 144A
            5.79% 4/15/14                             750,000              742,857
          Popular North America
            4.25% 4/1/08                            1,075,000            1,048,491
          ~ 5.41% 4/6/09                              800,000              800,376
          Popular North America Capital Trust
            6.564% 9/15/34                          1,155,000            1,091,796
      ~ # Rabobank Capital Funding II 144A
            5.26% 12/29/49                            765,000              726,871
        ~ RBS Capital Trust I 4.709% 12/29/49         700,000              641,311
            Regions Financial 6.375% 5/15/12          500,000              519,859
      ~ # Resona Bank 144A 5.85% 9/29/49            1,955,000            1,870,589
      ~ # Resona Preferred Global
            Securities 144A 7.191% 12/29/49         3,575,000            3,681,546
          Russian Agriculture Bank
            6.875% 11/29/10                         3,183,000            3,196,464
        # Russian Standard Bank 144A
            8.625% 5/5/11                           2,660,000            2,666,650
      ~ # Shinsei Finance 144A
            6.418% 1/29/49                          1,430,000            1,391,002
        # TuranAlem Finance 144A
            7.75% 4/25/13                           1,237,000            1,226,176
        ~ Wachovia Capital Trust III
            5.80% 8/29/49                           3,070,000            3,012,901
          Western Financial 9.625% 5/15/12          1,245,000            1,400,625
          Wilmington Trust 4.875% 4/15/13              15,000               14,348
      ~ # Woori Bank 144A 6.125% 5/3/16             1,210,000            1,208,669
                                                                        __________

                                                                        37,185,369
                                                                        __________
Basic Industry - 4.54%
          Abitibi-Consolidated
            6.95% 12/15/06                            670,000              676,700
            7.875% 8/1/09                           3,040,000            3,070,400
          AK Steel 7.875% 2/15/09                   1,635,000            1,643,175
          Aleris International 9.00% 11/15/14       1,690,000            1,774,500
          Alrosa Finance 8.875% 11/17/14            1,484,000            1,685,379
      @ # Alrosa Finance 144A
            8.875% 11/17/14                         1,785,000            2,028,206
          Barrick Gold Finance 7.50% 5/1/07           365,000              372,382
          Bowater
            9.00% 8/1/09                            1,040,000            1,086,800
            9.50% 10/15/12                          3,110,000            3,296,600
          Chemtura 6.875% 6/1/16                    1,300,000            1,302,760

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Basic Industry (continued)
          Donohue Forest Products
            7.625% 5/15/07                  USD     1,805,000          $ 1,832,075
        # Evraz Group SA 144A 8.25% 11/10/15        3,130,000            3,153,475
          Georgia-Pacific
            8.875% 5/15/31                          3,415,000            3,594,287
            9.50% 12/1/11                             970,000            1,069,425
          Huntsman International 10.125% 7/1/09       455,000              465,238
        # Ineos Group Holdings 144A
            8.50% 2/15/16                             745,000              711,475
          Lubrizol 4.625% 10/1/09                   1,520,000            1,474,263
          Lyondell Chemical 10.50% 6/1/13             175,000              196,656
        # Nell AF SARL 144A 8.375% 8/15/15          1,670,000            1,663,738
          Norske Skog Canada 8.625% 6/15/11         3,312,000            3,336,839
        # P.H. Glatfelter 144A 7.125% 5/1/16          525,000              529,703
          Plum Creek Timberlands
            5.875% 11/15/15                           695,000              674,292
        # Port Townsend Paper 144A
            12.00% 4/15/11                          1,745,000            1,439,625
          Potlatch 13.00% 12/1/09                   1,092,000            1,273,710
          Rhodia 8.875% 6/1/11                      1,629,000            1,690,088
          Smurfit Capital Funding
            7.50% 11/20/25                          2,580,000            2,425,200
       ++ Solutia 6.72% 10/15/37                    2,220,000            1,909,200
        # Stora Enso Oyj 144A 7.25% 4/15/36         1,395,000            1,396,617
          Tembec Industries 8.625% 6/30/09          4,525,000            2,907,313
          Vale Overseas 6.25% 1/11/16                 735,000              725,813
          Weyerhaeuser 7.125% 7/15/23               1,700,000            1,730,195
          Witco 6.875% 2/1/26                         825,000              769,313
                                                                        __________

                                                                        51,905,442
                                                                        __________
Brokerage - 1.16%
          Amvescap 4.50% 12/15/09                     885,000              851,600
          E Trade Financial 8.00% 6/15/11           2,665,000            2,764,937
          FINOVA Group 7.50% 11/15/09               3,605,250            1,243,811
          Franklin Resources 3.70% 4/15/08            250,000              242,133
          Goldman Sachs 6.345% 2/15/34              1,960,000            1,886,128
          LaBranche & Company
            9.50% 5/15/09                           1,170,000            1,257,750
            11.00% 5/15/12                          1,647,000            1,836,405
        ~ Merrill Lynch 4.40% 3/12/07                 775,000              770,745
          Morgan Stanley 5.375% 10/15/15            2,515,000            2,408,573
                                                                        __________

                                                                        13,262,082
                                                                        __________
Capital Goods - 1.16%
          Armor Holdings 8.25% 8/15/13              2,185,000            2,343,413
          Casella Waste Systems 9.75% 2/1/13        2,390,000            2,557,299
          General Electric 5.00% 2/1/13             1,180,000            1,142,451
          Geo Subordinate 11.00% 5/15/12            1,625,000            1,641,250
          Graham Packaging 9.875% 10/15/14          1,125,000            1,161,563
          Graphic Packaging International
            9.50% 8/15/13                             520,000              507,000
          Interface 10.375% 2/1/10                  1,405,000            1,545,500
          Intertape Polymer 8.50% 8/1/14            1,600,000            1,596,000
        # Panolam Industrial International 144A
            10.75% 10/1/13                            830,000              817,550
          York International 6.625% 8/15/06            10,000               10,026
                                                                        __________

                                                                        13,322,052
                                                                        __________

                                                                 (continues)   5

Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal          Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Communications - 8.11%
        } Adelphia Communications
            8.125% 7/15/06                  USD     1,075,000           $  507,938
        # Affinion Group 144A
            11.50% 10/15/15                           700,000              721,000
          American Cellular 10.00% 8/1/11             805,000              877,450
          American Tower 7.125% 10/15/12            1,570,000            1,609,250
          AT&T 9.05% 11/15/11                       1,055,000            1,138,938
          BellSouth 4.20% 9/15/09                     580,000              557,303
          British Telecommunications
            8.875% 12/15/30                           955,000            1,210,560
          CCH I Notes 11.00% 10/1/15                1,549,000            1,386,355
          Centennial Communications
            10.00% 1/1/13                           1,530,000            1,598,850
       ++ Century Communications
            9.50% 9/1/06                            6,800,000            6,119,999
          Cenveo 9.625% 3/15/12                     1,030,000            1,104,675
        # Charter Communications 144A
            5.875% 11/16/09                           415,000              309,175
          Charter Communications Holdings
            11.125% 1/15/11                         1,690,000            1,081,600
            13.50% 1/15/11                          3,205,000            2,227,475
        # Charter Communications
            Operating 144A 8.375% 4/30/14             745,000              752,450
          Cincinnati Bell 8.375% 1/15/14            3,360,000            3,452,400
      ~ # Cleveland Unlimited 144A
            13.16% 12/15/10                           575,000              600,875
          Comcast 6.50% 11/15/35                    1,170,000            1,124,070
          Cox Communications 4.625% 1/15/10           585,000              562,687
          CSC Holdings
            8.125% 7/15/09                            410,000              427,425
            10.50% 5/15/16                          2,305,000            2,437,538
        ~ Deutsche Telekom International
            Finance 5.12% 3/23/09                   1,330,000            1,331,408
          Dex Media East 12.125% 11/15/12           1,157,000            1,314,641
        # Digicel Limited 144A 9.25% 9/1/12           925,000              982,813
          GTE California 7.65% 3/15/07              2,065,000            2,103,537
        { Inmarsat Finance 10.375% 11/15/12         7,015,000            6,067,974
          Insight Midwest 10.50% 11/1/10            5,414,000            5,718,537
          iPCS 11.50% 5/1/12                          420,000              477,750
        ~ IWO Escrow Company 8.818% 1/15/12           175,000              183,313
        ~ Liberty Media 6.41% 9/17/06                 499,000              501,395
          MCI 6.908% 5/1/07                           552,000              556,140
          Mediacom Capital 9.50% 1/15/13            2,325,000            2,388,938
        # Nordic Telephone Holdings 144A
            8.875% 5/1/16                             825,000              858,000
          PanAmSat 9.00% 8/15/14                    1,050,000            1,109,063
        ~ Qwest 8.16% 6/15/13                         630,000              689,063
        # RH Donnelley 144A 8.875% 1/15/16          2,985,000            3,085,744
          Rural Cellular 9.875% 2/1/10              1,050,000            1,120,875
      ~ # Rural Cellular 144A 10.899% 11/1/12         720,000              752,400
          Sheridan Acquisition 10.25% 8/15/11         960,000              993,600
          Sirius Satellite 9.625% 8/1/13            2,555,000            2,510,288
          Sprint Capital 7.625% 1/30/11             1,190,000            1,285,547
          Telecom Italia Capital 4.00% 1/15/10      2,495,000            2,351,390

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Communications (continued)
        # Telecom Personal 144A
            9.25% 12/22/10                   USD    2,135,000          $ 2,204,388
          Telefonos de Mexico
            4.50% 11/19/08                          1,180,000            1,150,088
          THOMSON 5.75% 2/1/08                        205,000              205,869
          Time Warner Entertainment
            8.375% 3/15/23                            670,000              753,131
          Triton Communications
            8.50% 6/1/13                            2,750,000            2,640,000
            9.375% 2/1/11                           5,200,000            3,913,000
        ~ US LEC 13.62% 10/1/09                       740,000              801,050
          US Unwired 10.00% 6/15/12                 1,130,000            1,271,250
          Verizon Wireless 5.375% 12/15/06            120,000              120,079
          Vertis 10.875% 6/15/09                    4,380,000            4,204,799
        # Viacom 144A 5.75% 4/30/11                   835,000              830,091
          Vimpelcom 10.00% 6/16/09                  2,009,000            2,179,363
        # Wind Acquisition 144A
            10.75% 12/1/15                          2,480,000            2,752,800
          XM Satellite Radio 12.00% 6/15/10         1,611,000            1,822,444
        # XM Satellite Radio 144A
            9.75% 5/1/14                            1,695,000            1,711,950
                                                                        __________

                                                                        92,750,731
                                                                        __________
          Consumer Cyclical - 7.98%
          Accuride 8.50% 2/1/15                     1,100,000            1,091,750
          Brickman Group 11.75% 12/15/09              575,000              627,498
          Carrols 9.00% 1/15/13                     1,580,000            1,611,600
        # CCM Merger 144A 8.00% 8/1/13              3,270,000            3,188,250
        ~ Centex 5.399% 8/1/07                        850,000              850,695
          Corrections Corporation of America
            7.50% 5/1/11                            2,210,000            2,248,675
        ~ DaimlerChrysler NA Holdings
            5.33% 3/13/09                           2,905,000            2,908,155
        # Dave & Busters 144A 11.25% 3/15/14          841,000              853,615
          DR Horton 5.25% 2/15/15                   2,010,000            1,832,959
        # Festival Fun Park 144A
            10.875% 4/15/14                           600,000              610,500
          Ford Motor 7.45% 7/16/31                  4,375,000            3,215,625
          Ford Motor Credit
            5.70% 1/15/10                             760,000              668,653
            7.375% 10/28/09                         1,550,000            1,433,228
          ~ 9.473% 4/15/12                          1,090,000            1,092,680
        # Galaxy Entertainment Finance 144A
            9.875% 12/15/12                         5,736,000            5,965,439
          Gaylord Entertainment
            8.00% 11/15/13                          1,215,000            1,252,969
          General Motors 8.375% 7/15/33               875,000              656,250
          General Motors Acceptance Corporation
            6.875% 9/15/11                          7,020,000            6,583,516
            7.50% 12/1/06                    NZD    4,179,000            2,598,221
            8.00% 11/1/31                    USD   11,170,000           10,619,284
          Home Depot 5.40% 3/1/16                   1,555,000            1,517,380
          Johnson Controls 5.00% 11/15/06             290,000              289,081


Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Consumer Cyclical (continued)
          Landry's Restaurant
            7.50% 12/15/14                  USD       915,000           $  882,975
          Lodgenet Entertainment
            9.50% 6/15/13                           3,445,000            3,729,213
          Mandalay Resort Group
            9.50% 8/1/08                            1,290,000            1,381,913
            10.25% 8/1/07                           1,035,000            1,089,338
          Metaldyne 10.00% 11/1/13                  1,935,000            1,872,113
          MGM MIRAGE 9.75% 6/1/07                     765,000              797,513
        # Neiman Marcus 144A
            9.00% 10/15/15                          2,235,000            2,385,863
            10.375% 10/15/15                        2,795,000            3,004,625
        # NPC International 144A
            9.50% 5/1/14                            1,605,000            1,629,075
          O'Charleys 9.00% 11/1/13                  1,120,000            1,148,000
          Penney (J.C.)
            7.375% 8/15/08                            700,000              725,155
            7.40% 4/1/37                              290,000              310,159
            7.65% 8/15/16                             409,000              446,868
          Royal Caribbean Cruises
            7.25% 3/15/18                             445,000              462,240
          Time Warner 8.18% 8/15/07                 1,440,000            1,488,715
        { Town Sports International
            11.00% 2/1/14                             850,000              652,375
          True Temper Sports 8.375% 9/15/11         3,200,000            2,968,000
        # Uno Restaurant 144A
            10.00% 2/15/11                          1,100,000              885,500
          Visteon
            7.00% 3/10/14                             275,000              224,813
            8.25% 8/1/10                            6,075,000            5,482,687
          Warnaco 8.875% 6/15/13                      980,000            1,036,350
          Warner Music Group 7.375% 4/15/14         4,475,000            4,430,250
          Wheeling Island Gaming
            10.125% 12/15/09                        2,465,000            2,588,250
                                                                        __________

                                                                        91,338,013
                                                                        __________
Consumer Non-Cyclical - 4.26%
          Accellent 10.50% 12/1/13                    870,000              939,600
        # AmerisourceBergen 144A
            5.875% 9/15/15                          1,510,000            1,473,423
          Amgen 4.00% 11/18/09                        280,000              267,512
        # Angiotech Pharmaceuticals 144A
            7.75% 4/1/14                            1,015,000            1,025,150
          Biovail 7.875% 4/1/10                     4,950,000            5,024,250
          Constellation Brands 8.125% 1/15/12       1,155,000            1,206,975
          Cott Beverages 8.00% 12/15/11             1,970,000            2,014,325
        # CRC Health 144A 10.75% 2/1/16             1,885,000            1,946,263
          Doane Pet Care
            10.625% 11/15/15                        1,040,000            1,274,000
            10.75% 3/1/10                             595,000              651,525
          Dole Food 8.875% 3/15/11                  3,390,000            3,322,200
          Gold Kist 10.25% 3/15/14                    885,000              940,313
          HCA 5.50% 12/1/09                           800,000              782,941

                                                   Principal           Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Consumer Non-Cyclical (continued)
          Kraft Foods
            4.125% 11/12/09                 USD       910,000           $  869,588
            6.50% 11/1/31                             400,000              407,272
        # Le-Natures 144A
            10.00% 6/15/13                          1,350,000            1,424,250
          Marsh Supermarket
            8.875% 8/1/07                             205,000              203,975
          Medco Health Solutions
            7.25% 8/15/13                           2,460,000            2,627,189
          MedPartners 7.375% 10/1/06                2,240,000            2,259,600
        # Miller Brewing 144A 4.25% 8/15/08           685,000              667,826
          National Beef Packing
            10.50% 8/1/11                           1,440,000            1,458,000
          Pilgrim's Pride 9.625% 9/15/11            1,495,000            1,566,013
          Playtex Products 9.375% 6/1/11            1,445,000            1,513,638
          RJ Reynolds Tobacco 6.50% 6/1/07            555,000              559,163
        ~ Safeway 5.315% 3/27/09                    1,785,000            1,785,910
          US Oncology
            9.00% 8/15/12                             525,000              559,125
            10.75% 8/15/14                          1,840,000            2,067,700
          UST 6.625% 7/15/12                          930,000              960,032
        { Vanguard Health 11.25% 10/1/15            5,405,000            4,013,213
        # Warner Chilcott 144A 9.25% 2/1/15         2,870,000            2,870,000
        # Williams Scotsman 144A
            8.50% 10/1/15                             740,000              764,050
          Wyeth 5.50% 2/1/14                        1,325,000            1,296,626
                                                                        __________

                                                                        48,741,647
                                                                        __________
Electric - 2.40%
          Avista
            7.75% 1/1/07                              290,000              293,949
            9.75% 6/1/08                            1,128,000            1,217,849
     ++ # Calpine 144A 9.90% 7/15/07                  948,175              910,248
        # Centrais Eletricas Brasileiras 144A
            7.75% 11/30/15                          4,612,000            4,750,359
          Dominion Resources 5.687% 5/15/08         1,520,000            1,523,815
          Duke Capital 5.668% 8/15/14                 615,000              600,981
          Elwood Energy 8.159% 7/5/26               1,185,956            1,266,811
          Midwest Generation
            8.30% 7/2/09                            1,460,000            1,499,497
            8.75% 5/1/34                            1,695,000            1,839,075
          Mirant Americas Generation
            8.30% 5/1/11                            4,370,000            4,533,874
          NRG Energy 7.25% 2/1/14                   1,995,000            2,009,963
          Oncor Electric Delivery 7.00% 5/1/32        160,000              169,140
          Orion Power 12.00% 5/1/10                 1,035,000            1,185,075
          Pepco Holdings
          ~ 5.445% 6/1/10                             930,000              933,461
            5.50% 8/15/07                           1,515,000            1,514,768
        # Power Contract Financing 144A
            6.256% 2/1/10                             900,000              904,552
          PSEG Energy Holdings 8.625% 2/15/08          30,000               31,275
        ~ SCANA 4.97% 3/1/08                          655,000              655,773


                                                                 (continues)   7

Statement of net assets

>Delaware Diversified Income Fund

                                                      Principal         Market
                                                      Amount o       Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Electric (continued)
          Southern California Edison
            6.00% 1/15/34                     USD     570,000            $ 550,556
          Southern Capital Funding
            5.30% 2/1/07                              630,000              627,670
        # Tenaska Alabama 144A 7.00% 6/30/21          394,104              391,617
   ++ = # USGen New England 144A
            7.459% 1/2/15                             255,000                1,836
                                                                        __________

                                                                        27,412,144
                                                                        __________
Emerging Markets - 0.43%
        # C&M Finance 144A 8.10% 2/1/16             1,169,000            1,158,018
          Kazkommerts International
            8.00% 11/3/15                           2,290,000            2,303,969
          Southern Peru 7.50% 7/27/35               1,475,000            1,434,438
                                                                        __________

                                                                         4,896,425
                                                                        __________
Energy - 1.21%
        # Basic Energy Service 144A
            7.125% 4/15/16                            500,000              496,250
          Bluewater Finance 10.25% 2/15/12            990,000            1,034,550
        # Brigham Exploration 144A
            9.625% 5/1/14                             490,000              492,450
        # Canadian Oil Sands 144A
            4.80% 8/10/09                             515,000              499,713
          Compton Petroleum 7.625% 12/1/13            570,000              567,150
        # Hilcorp Energy 144A
            7.75% 11/1/15                           1,500,000            1,485,000
            10.50% 9/1/10                             535,000              585,825
        # Mariner Energy 144A 7.50% 4/15/13           825,000              820,875
          Nexen 5.875% 3/10/35                        400,000              364,200
          Quicksilver Resources 7.125% 4/1/16         900,000              891,000
        ~ Secunda International 13.068% 9/1/12        845,000              895,700
          SESI 8.875% 5/15/11                         560,000              588,000
          Siberian Oil 10.75% 1/15/09               1,750,000            1,955,801
          Talisman Energy 5.125% 5/15/15              580,000              548,313
          USX 9.125% 1/15/13                           95,000              112,335
          Valero Energy 6.125% 4/15/07                340,000              341,971
        # VeraSun Energy 144A
            9.875% 12/15/12                         1,110,000            1,187,700
          Weatherford International
            4.95% 10/15/13                            255,000              241,700
          Whiting Petroleum 7.25% 5/1/13              770,000              770,000
                                                                        __________

                                                                        13,878,533
                                                                        __________
Finance Companies - 2.21%
          American General Finance
            4.875% 7/15/12                          2,025,000            1,928,219
          FTI Consulting 7.625% 6/15/13             1,225,000            1,295,438
          General Electric Capital 2.75% 9/25/06       25,000               24,768
          HSBC Finance 4.625% 9/15/10               1,990,000            1,918,947
        ~ HSBC Finance Capital Trust IX
            5.911% 11/30/35                         1,400,000            1,354,962
        # Hughes Network Systems/Finance 144A
            9.50% 4/15/14                           1,075,000            1,100,531
          International Lease Finance
            4.625% 6/2/08                             505,000              497,373
        ~ MUFG Capital Finance 1
            6.346% 7/29/49                          1,105,000            1,084,759

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Finance Companies (continued)
      ~ # Premium Asset Trust
            Series 2005-2 144A
            5.103% 2/2/07                   USD       660,000            $ 659,175
          Residential Capital
            6.00% 2/22/11                           2,565,000            2,515,090
            6.125% 11/21/08                         1,860,000            1,853,066
            6.375% 6/30/10                            933,000              929,878
            6.50% 4/17/13                           1,180,000            1,177,729
            6.875% 6/30/15                          3,830,000            3,889,250
      ~ # Residential Capital 144A
            6.898% 4/17/09                          1,425,000            1,425,272
          SLM 6.50% 6/15/10                 NZD     5,735,000            3,640,767
                                                                        __________

                                                                        25,295,224
                                                                        __________
Industrial - Other - 0.88%
          Adesa 7.625% 6/15/12              USD     1,420,000            1,451,950
          Foster Wheeler 10.359% 9/15/11              257,000              282,700
          Interline Brands 11.50% 5/15/11           1,811,000            2,019,265
        # Knowledge Learn 144A 7.75% 2/1/15           955,000              912,025
          Mueller Group 10.00% 5/1/12               1,050,000            1,155,000
        { Mueller Holdings 14.75% 4/15/14           1,830,000            1,518,900
          Trimas 9.875% 6/15/12                     2,950,000            2,780,375
                                                                        __________

                                                                        10,120,215
                                                                        __________
Insurance - 2.50%
        # Farmers Exchange Capital 144A
            7.05% 7/15/28                           1,955,000            1,904,410
        # Farmers Insurance Exchange 144A
            6.00% 8/1/14                              270,000              263,078
            8.625% 5/1/24                             345,000              393,777
        # Liberty Mutual 144A 5.75% 3/15/14           195,000              185,105
          Marsh & McLennan
            5.15% 9/15/10                           1,195,000            1,161,073
          ~ 5.19% 7/13/07                           1,385,000            1,384,051
            5.375% 3/15/07                          1,165,000            1,161,698
          MetLife
            5.00% 6/15/15                             830,000              779,245
            5.70% 6/15/35                             175,000              159,568
        # Metropolitan Life Global
          Funding I 144A 4.25% 7/30/09              1,394,000            1,359,910
        # Nationwide Mutual Insurance 144A
            7.875% 4/1/33                           1,210,000            1,346,108
        # Nippon Life Insurance 144A
            4.875% 8/9/10                           1,900,000            1,837,232
    ~ / # North Front Pass-Through Trust 144A
            5.81% 12/15/24                          1,865,000            1,789,969
      ~ # Oil Insurance 144A 5.15% 8/15/33          1,455,000            1,431,810
          St. Paul Travelers 5.01% 8/16/07          1,380,000            1,372,487
    ~ / # Twin Reefs Pass-Through Trust 144A
            5.849% 12/31/49                         1,800,000            1,800,067
          UnitedHealth Group
            5.375% 3/15/16                          1,480,000            1,422,868
            5.80% 3/15/36                           1,210,000            1,117,446
        # UnumProvident Finance 144A
            6.85% 11/15/15                            975,000              972,003


Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Insurance (continued)
          WellPoint
            4.25% 12/15/09                USD         505,000            $ 484,434
            5.85% 1/15/36                             685,000              631,289
          Willis Group
            5.125% 7/15/10                            870,000              849,347
            5.625% 7/15/15                          1,870,000            1,792,113
      ~ # ZFS Finance USA 144A
            6.45% 12/15/65                          3,150,000            2,972,487
                                                                        __________

                                                                        28,571,575
                                                                        __________
Natural Gas - 1.37%
        # Atlas Pipeline 144A 8.125% 12/15/15         670,000             695,125
        ~ Atmos Energy 5.443% 10/15/07                965,000             966,330
        # Copano Energy 144A 8.125% 3/1/16            450,000             464,625
          El Paso Natural Gas 7.625% 8/1/10         4,365,000           4,545,055
          El Paso Production Holding
            7.75% 6/1/13                              950,000             984,438
          Enterprise Products Operating
            4.00% 10/15/07                            430,000             420,341
            4.625% 10/15/09                         1,290,000           1,247,070
          Inergy Finance 6.875% 12/15/14              525,000             498,750
        # Inergy Finance 144A 8.25% 3/1/16            400,000             413,000
          Kinder Morgan Finance 5.35% 1/5/11        1,505,000           1,480,088
          Oneok 5.51% 2/16/08                       1,245,000           1,244,039
        ~ Sempra Energy 5.24% 5/21/08                 855,000             856,677
          Tennessee Gas Pipeline
            8.375% 6/15/32                            550,000             610,513
          Valero Logistics Operations
            6.05% 3/15/13                           1,220,000           1,221,831
                                                                        __________

                                                                        15,647,882
                                                                        __________
Real Estate - 0.58%
          American Real Estate Partners
            8.125% 6/1/12                           1,545,000            1,602,938
          BF Saul REIT 7.50% 3/1/14                 1,654,000            1,695,350
          Developers Diversified Realty
            4.625% 8/1/10                             290,000              277,617
            5.25% 4/15/11                             400,000              388,632
            5.375% 10/15/12                         1,515,000            1,468,449
          HRPT Properties Trust 5.75% 2/15/14         760,000              737,907
          Tanger Properties 9.125% 2/15/08            440,000              463,580
                                                                        __________

                                                                         6,634,473
                                                                        __________
Technology - 0.96%
        # Activant Solutions 144A 9.50% 5/1/16        455,000              465,238
          Magnachip Semiconductor
            8.00% 12/15/14                          3,610,000            3,384,375
          Motorola 4.608% 11/16/07                    530,000              524,271
        # Sensata Technologies 144A
            8.00% 5/1/14                              900,000              909,000
        # SunGard Data Systems 144A
            10.25% 8/15/15                          2,355,000            2,543,400
        # Telcordia Technologies 144A
            10.00% 3/15/13                          3,395,000            3,123,400
                                                                        __________

                                                                        10,949,684
                                                                        __________

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Corporate Bonds (continued)
__________________________________________________________________________________

Transportation - 1.33%
          American Airlines
            6.817% 5/23/11                USD         630,000            $ 618,975
            7.379% 5/23/16                            877,952              794,546
          Continental Airlines
            6.503% 6/15/11                          1,370,000            1,377,509
        ~ CSX 5.43% 8/3/06                            580,000              580,512
        # Erac USA Finance 144A
            5.30% 11/15/08                            100,000               99,435
            7.35% 6/15/08                           1,375,000            1,424,878
        { H-Lines Finance Holdings
            11.00% 4/1/13                           2,329,000            1,991,295
        # Hertz 144A
            8.875% 1/1/14                             850,000              907,375
            10.50% 1/1/16                             365,000              405,606
          Horizon Lines 9.00% 11/1/12                 813,000              850,601
          Kansas City Southern Railway
            9.50% 10/1/08                           1,515,000            1,607,794
          OMI 7.625% 12/1/13                        2,300,000            2,348,875
          Seabulk International
            9.50% 8/15/13                             415,000              462,725
          Stena 9.625% 12/1/12                      1,585,000            1,715,763
                                                                       ___________

                                                                       15,185,889
                                                                       ___________
Total Corporate Bonds

          (cost $509,910,989)                                          507,097,380
                                                                       ___________

__________________________________________________________________________________

Foreign Agencies - 2.25%
__________________________________________________________________________________

Austria - 0.63%
          Oesterreichesche Kontrollbank
            1.80% 3/22/10                 JPY     806,000,000            7,237,573
                                                                        __________

                                                                         7,237,573
                                                                        __________
Germany - 1.25%
          KFW
            4.75% 12/7/10                 GBP       1,938,000            3,514,321
            6.50% 11/15/11                NZD       1,307,000              837,889
          KFW International Finance
            1.75% 3/23/10                 JPY     606,000,000            5,431,518
          Rentenbank 1.375% 4/25/13       JPY     529,000,000            4,523,583
                                                                        __________

                                                                        14,307,311
                                                                        __________
Mexico - 0.26%
          Pemex Project Funding Master
          Trust 6.625% 6/15/35            USD       1,601,000            1,514,946
        # Pemex Project Funding Master
          Trust 144A 6.625% 6/15/35       USD       1,520,000            1,438,300
                                                                        __________

                                                                         2,953,246
                                                                        __________
Ukraine - 0.11%
          Exim of Ukraine
            7.75% 9/23/09                 USD       1,258,000            1,276,618
                                                                        __________

                                                                         1,276,618
                                                                        __________
Total Foreign Agencies

          (cost $26,955,659)                                            25,774,748
                                                                        __________


                                                                 (continues)   9

Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Municipal Bonds - 0.39%
__________________________________________________________________________________

          Augusta, Georgia Water &
          Sewer Revenue
            5.25% 10/1/39 (FSA)           USD         925,000           $  974,164
          California State
            5.00% 2/1/33                               80,000               81,150
            5.00% 2/1/33                               75,000               76,019
          California State University
          Systemwide Revenue
            5.00% 11/1/30 (AMBAC)                     385,000              398,406
          Illinois State Taxable Pension
            5.10% 6/1/33                              265,000              239,165
          Massachusetts Health & Education
            Facilities Authority Revenue
            Series A 5.00% 7/15/36                  1,195,000            1,240,039
          New Jersey Economic Development
            Authority Revenue Cigarette Tax
            5.75% 6/15/29                             335,000              354,232
          New York State Urban Development
            Series A-1 5.25% 3/15/34 (FGIC)           445,000              469,088
          Oregon State Taxable Pension
            5.892% 6/1/27                             305,000              304,543
          West Virginia Economic
            Development Authority
            5.37% 7/1/20 (MBIA)                        90,000               85,994
            6.07% 7/1/26                              280,000              274,865
                                                                        __________
Total Municipal Bonds
          (cost $4,486,152)                                              4,497,665
                                                                        __________
__________________________________________________________________________________

Non-Agency Asset-Backed Securities - 1.16%
__________________________________________________________________________________

        # ABSC Net Interest Margin Trust
            Series 2004-HE1 A 144A
            7.00% 1/17/34                              15,277               15,156
        # Cendant Timeshare Receivables
          Funding Series 2004-1A A1 144A
            3.67% 5/20/16                             154,973              149,290
          Citibank Credit Card Issuance Trust
            Series 2003-A7 A7 4.15% 7/7/17            345,000              312,209
        ~ Countrywide Asset-Backed
          Certificates Series 2006-4 2A2
            5.139% 7/25/36                          3,860,000            3,862,913
        # GSAA Trust Series 2004-4N 144A
            6.25% 5/25/34                              34,585               34,520
        # MBNA Master Credit Card Trust
            Series 2000-D C 144A
            8.40% 9/15/09                             365,000              375,022
          Mid-State Trust
            Series 11 A1 4.864% 7/15/38                95,818               89,018
            Series 2004-1 A 6.005% 8/15/37            177,879              178,582
            Series 2005-1 A 5.745% 1/15/40          1,002,326              976,015
          Navistar Financial Corporation
            Owner Trust Series 2002-B A4
            3.52% 10/15/09                            149,403              148,036
          Ownit Mortgage Loan Asset Backed
            Certificates Series 2006-2 A2B
            5.633% 1/25/37                            560,000              558,425

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Non-Agency Asset-Backed Securities (continued)
__________________________________________________________________________________

          Renaissance Home Equity Loan Trust
            Series 2004-4 AF2
            3.856% 2/25/35                USD          83,855            $  83,230
            Series 2005-4 A2
            5.399% 2/25/36                            790,000              785,308
            Series 2005-4 A3
            5.565% 2/25/36                            500,000              496,096
        ~ Residential Asset Mortgage Products
            Series 2004-RZ2 AI3 4.30% 1/25/31         330,000              325,849
        ~ Residential Asset Securities
            Series 2006-KS3 AI3
            5.129% 4/25/36                          3,196,000            3,198,483
        ~ Residential Funding Mortgage
            Securities II Series 2005-HI2 A1
            5.099% 5/25/35                            746,916              746,957
        # Sail Net Interest Margin
            Series 2003-10A A 144A
            7.50% 10/27/33                             13,362                8,017
        # Sierra Receivables Funding Company
            Series 2003-2A A1 144A
            3.03% 12/15/15                            189,976              183,780
          Structured Asset Securities
            Series 2001-SB1 A2 3.375% 8/25/31         527,200              475,988
          ~ Series 2005-NC1 A7 5.189% 2/25/35         283,198              283,470
                                                                        __________
Total Non-Agency Asset-Backed Securities
            (cost $13,379,120)                                          13,286,364
                                                                        __________
__________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations - 8.35%
__________________________________________________________________________________

        ~ American Home Mortgage
          Investment Trust Series 2004-2 4A2
            3.635% 2/25/44                            164,721              164,479
          Bank of America Alternative Loan Trust
            Series 2003-10 2A1 6.00% 12/25/33         353,959              350,751
            Series 2004-2 1A1 6.00% 3/25/34           234,385              232,261
            Series 2004-10 1CB1 6.00% 11/25/34        780,243              769,912
            Series 2005-3 2A1 5.50% 4/25/20           708,333              700,365
            Series 2005-5 2CB1 6.00% 6/25/35        1,562,799            1,548,149
            Series 2005-6 7A1 5.50% 7/25/20         2,200,262            2,174,134
            Series 2005-9 5A1 5.50% 10/25/20        1,482,648            1,464,115
          Bank of America Mortgage Securities
          ~ Series 2003-D 1A2 5.499% 5/25/33            6,460                6,485
          ~ Series 2003-I 2A4 3.828% 10/25/33         229,765              227,769
            Series 2005-9 2A1 4.75% 10/25/20        2,046,773            1,971,546
          ~ Series 2005-A 1A1 4.054% 2/25/35          283,229              277,387
        ~ Bear Stearns Adjustable Rate Mortgage
            Trust Series 2005-7 1A2
            4.75% 8/25/35                             701,326              681,044
        ~ Bear Stearns Alternative A Trust
            Series 2006-3 33A1
            6.207% 5/25/36                          2,090,000            2,100,784
          Bear Stearns Asset Backed Securities
            Series 2005-AC8 A5
            5.50% 11/25/35                          2,054,098            2,030,739
          Chase Mortgage Finance
            Series 2003-S8 A2 5.00% 9/25/18         3,180,450            3,075,230


Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
__________________________________________________________________________________

          Countrywide Alternative Loan Trust
            Series 2004-28CB 6A1
            6.00% 1/25/35                 USD       2,915,046          $ 2,887,977
            ~ Series 2004-J7 1A2
            4.673% 8/25/34                            553,156              548,686
            ~ Series 2005-63 3A1
            5.904% 11/25/35                         2,290,264            2,291,706
            Series 2006-2CB A3
            5.50% 3/25/36                           1,597,737            1,587,776
        / Countrywide Home Loan
          Mortgage Pass-Through Trust
          ~ Series 2003-21 A1 4.089% 5/25/33        234,270              229,911
            Series 2006-1 A2 6.00% 3/25/36          1,672,210            1,639,221
          ~ Series 2006-HYB3 2A1A
            5.804% 5/20/36                          1,390,000            1,390,000
          ~ Series 2006-HYB3 3A1A
            6.143% 5/20/36                          1,905,000            1,913,250
          Credit Suisse First Boston
            Mortgage Securities
            Series 2003-29 5A1 7.00% 12/25/33         131,354              132,955
          ~ Series 2003-AR22 2A3
            4.107% 9/25/33                            267,715              266,415
            Series 2004-1 3A1 7.00% 2/25/34            39,833               40,294
          First Horizon Alternative Mortgage
            Securities Series 2004-FA1 1A1
            6.25% 10/25/34                          2,779,990            2,781,145
          First Horizon Asset Securities
            Series 2003-5 1A17 8.00% 7/25/33           78,192               81,987
          ~ Series 2004-AR5 4A1
            5.673% 10/25/34                           326,221              322,726
        ~ General Motors Acceptance
            Corporation Mortgage Loan Trust
            Series 2005-AR2 A4
            5.195% 5/25/35                          1,689,866            1,637,977
        # GSMPS Mortgage Loan Trust 144A
            Series 1998-3 A 7.75% 9/19/27             112,251              116,776
            Series 1999-3 A 8.00% 8/19/29             222,275              232,698
            Series 2005-RP1 1A3
            8.00% 1/25/35                           2,119,218            2,225,580
            Series 2005-RP1 1A4 8.50% 1/25/35         890,741              944,760
            Series 2006-RP1 7.50% 1/25/36           1,715,664            1,804,913
        ~ Indymac Index Mortgage Loan Trust
            Series 2005-AR25 1A21
            5.90% 12/25/35                          2,250,693            2,251,414
            Series 2006-AR2 1A1A
            5.179% 4/25/46                          2,540,709            2,540,709
            Series 2006-AR7 5A1
            6.166% 5/25/36                          1,349,859            1,355,042
        ~ JP Morgan Mortgage Trust
            Series 2005-A2 2A1
            4.711% 4/25/35                          1,210,617            1,199,646
            Series 2005-A6 1A2
            5.153% 9/25/35                          2,210,000            2,138,982
          Lehman Mortgage Trust
            Series 2005-2 2A3 5.50% 12/25/35        1,854,949            1,846,014

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
__________________________________________________________________________________

        ~ MASTR Adjustable Rate Mortgages
            Trust Series 2003-6 1A2
            2.887% 12/25/33               USD         265,500            $ 265,168
          MASTR Alternative Loans Trust
            Series 2003-6 3A1 8.00% 9/25/33            77,304               78,422
            Series 2003-9 1A1 5.50% 12/25/18          350,409              346,248
            Series 2005-3 7A1 6.00% 4/25/35           918,372              909,537
        # MASTR Reperforming Loan Trust 144A
            Series 2005-1 1A5 8.00% 8/25/34           827,818              867,856
            Series 2005-2 1A4 8.00% 5/25/35         2,203,035            2,306,990
        # MASTR Specialized Loan Trust
            Series 2005-2 A2 144A
            5.15% 7/25/35                           1,592,392            1,561,042
        ~ MLCC Mortgage Investors
            Series 2005-1 1A 4.738% 4/25/35         1,581,190            1,583,166
          Morgan Stanley Mortgage Loan Trust
            Series 2006-2 6A 6.50% 2/25/36            867,096              877,935
          Nomura Asset Acceptance
            Series 2005-WF1 2A2
            4.786% 3/25/35                          1,785,000            1,748,766
          Prime Mortgage Trust
            Series 2004-CL1 1A1
            6.00% 2/25/34                             267,367              263,440
          Residential Asset Mortgage Products
            Series 2004-SL1 A3 7.00% 11/25/31         324,705              329,833
            Series 2004-SL4 A3 6.50% 7/25/32          541,335              548,934
            Series 2005-SL1 A2 6.00% 5/25/32        1,110,361            1,119,403
        ~ Structured Adjustable Rate
            Mortgage Loan Trust
            Series 2004-18 5A 5.50% 12/25/34          477,578              469,221
            Series 2005-3XS A2
            5.209% 1/25/35                          3,006,081            3,007,924
          Structured Asset Securities
          ~ Series 2002-22H 1A
            6.983% 11/25/32                            93,529               95,008
            Series 2004-5H A2
            4.43% 12/25/33                          1,546,430            1,527,476
            Series 2004-12H 1A
            6.00% 5/25/34                             674,648              665,582
        ~ Thornburg Mortgage Securities
            Trust 2005-3 A1 5.189% 10/25/35         1,932,393            1,934,411
          Washington Mutual
          ~ Series 2003-AR4 A7 3.95% 5/25/33           39,140               38,077
          ~ Series 2003-AR9 1A7 4.052% 9/25/33        450,724              439,699
            Series 2004-CB3 1A 6.00% 10/25/34         760,437              750,239
            Series 2004-CB3 4A 6.00% 10/25/19         586,952              592,821
        / Washington Mutual Alternative
            Mortgage Pass-Through Certificates
            Series 2005-1 5A2 6.00% 3/25/35           510,794              502,760
            Series 2005-1 6A2 6.50% 3/25/35           113,409              113,867
            Series 2005-9 3CB 5.50% 10/25/20        1,943,378            1,919,065
            Series 2006-2 2CB 6.50% 3/25/36         1,153,683            1,155,614


                                                                (continues)   11

Statement of net assets

>Delaware Diversified Income Fund

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
__________________________________________________________________________________

          Wells Fargo Mortgage Backed
            Securities Trust
          ~ Series 2004-I 1A1
            3.387% 7/25/34                USD         906,493           $  912,750
          ~ Series 2004-T A1
            3.452% 9/25/34                          1,395,322            1,396,116
            Series 2005-12 1A7
            5.50% 11/25/35                          2,294,330            2,187,501
            Series 2005-17 1A1
            5.50% 1/25/36                           1,894,850            1,816,689
            Series 2005-17 1A2
            5.50% 1/25/36                           1,796,672            1,719,333
            Series 2006-1 A3
            5.00% 3/25/21                           1,951,945            1,884,847
            Series 2006-2 3A1
            5.75% 3/25/36                           1,948,985            1,907,480
          ~ Series 2006-AR4 1A1
            5.87% 4/25/36                           2,829,349            2,817,381
          ~ Series 2006-AR4 2A1
            5.798% 4/25/36                          1,881,027            1,863,909
          ~ Series 2006-AR5 2A1
            5.552% 4/25/36                            758,338              760,431
                                                                        __________

Total Non-Agency Collateralized
          Mortgage Obligations

          (cost $96,793,792)                                            95,468,651
                                                                        __________
__________________________________________________________________________________

Regional Agencies - 0.59% |
__________________________________________________________________________________

Australia - 0.59%
          New South Wales Treasury
            7.00% 12/1/10                 AUD       3,574,000            2,836,133
          Queensland Treasury
            6.00% 8/14/13                 AUD       1,606,000            1,233,355
            6.00% 10/14/15                AUD       3,433,000            2,641,651
                                                                        __________
Total Regional Agencies

          (cost $6,683,395)                                              6,711,139
                                                                        __________
__________________________________________________________________________________

Regional Authorities - 1.19% |
__________________________________________________________________________________

Canada - 1.19%
          Ontario Province
            1.875% 1/25/10                JPY     803,000,000            7,233,627
            4.50% 3/8/15                  CAD       2,018,000            1,776,869
          Quebec Province
            5.00% 12/1/15                 CAD       1,947,000            1,758,858
            6.25% 12/1/10                 CAD       2,965,000            2,840,272
                                                                        __________
Total Regional Authorities

          (cost $13,639,566)                                            13,609,626
                                                                        __________

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

\ Senior Secured Loans - 1.60%
__________________________________________________________________________________

          Avis TLB 6.327% 6/30/12         USD         545,000            $ 545,681
        ~ AWAS
            2nd Lien 11.00% 3/21/13                   800,000              814,000
            Tranche A 6.75% 3/21/13                 1,000,000              993,750
        ~ Georgia Pacific Term Loan
            Tranche B 6.652% 12/20/12               3,990,000            4,029,900
            Tranche C 7.702% 12/23/13               3,000,000            3,067,500
        ~ HealthSouth 8.15% 3/10/13                 5,100,000            5,154,187
        ~ United Airlines Bank Loan
            Tranche B 8.625% 2/1/12                 3,675,000            3,732,422
                                                                        __________
Total Senior Secured Loans

          (cost $18,205,697)                                            18,337,440
                                                                        __________
__________________________________________________________________________________

Sovereign Agencies - 0.55% |
__________________________________________________________________________________

Canada - 0.31%
          Canada Housing Trust No 1
            3.75% 3/15/10                 CAD       4,090,000            3,577,684
                                                                        __________

                                                                         3,577,684
                                                                        __________
Japan - 0.24%
          Development Bank of Japan
            1.70% 9/20/22                 JPY     331,000,000            2,701,400
                                                                        __________

                                                                         2,701,400
                                                                        __________
Total Sovereign Agencies

          (cost $6,345,873)                                              6,279,084
                                                                        __________
__________________________________________________________________________________

Sovereign Debt - 17.99% |
___________________________________________________________________________________

Argentina - 0.22%
          Republic of Argentina
          ` 1.33% 12/31/38                USD       6,682,000            2,539,160
          ~ 4.889% 8/3/12                 USD             125                  105
                                                                        __________

                                                                         2,539,265
                                                                        __________
Austria - 1.52%
          Republic of Austria
            4.00% 9/15/16                 EUR       1,685,000            2,127,258
            5.25% 1/4/11                  EUR       6,368,000            8,550,913
            9.00% 9/15/06                 ISK     506,800,000            6,699,235
                                                                        __________

                                                                        17,377,406
                                                                        __________
Brazil - 2.92%
          Federal Republic of Brazil
            6.00% 8/15/10                 BRL      22,445,623            9,510,511
            8.00% 1/15/18                 USD       1,997,000            2,172,736
            8.75% 2/4/25                  USD       3,281,000            3,715,733
            11.00% 8/17/40                USD       3,338,000            4,301,848
            12.25% 3/6/30                 USD       2,924,000            4,381,614
            12.50% 1/5/16                 BRL      10,130,000            4,890,261
        # Federal Republic of Brazil 144A
            6.00% 8/15/10                 BRL      10,397,914            4,405,736
                                                                        __________

                                                                        33,378,439
                                                                        __________


Statement of net assets

>Delaware Diversified Income Fund

                                                     Principal          Market
                                                     Amount o        Value (U.S.$)
__________________________________________________________________________________

Sovereign Debt (continued) |
__________________________________________________________________________________

Colombia - 0.24%
          Republic of Colombia
            8.375% 2/15/27                USD       1,524,000          $ 1,729,740
            10.50% 7/9/10                 USD         872,000            1,015,880
                                                                        __________

                                                                         2,745,620
                                                                        __________
Dominican Republic - 0.20%
          Dominican Republic
            9.04% 1/23/18                 USD         561,060              618,568
        # Dominican Republic 144A
            8.625% 4/20/27                USD       1,673,000            1,731,555
                                                                        __________

                                                                         2,350,123
                                                                        __________
El Salvador - 0.23%
          Republic of El Salvador
            7.65% 6/15/35                 USD       2,665,000            2,683,655
                                                                        __________

                                                                         2,683,655
                                                                        __________
France - 1.25%
          France Government O.A.T.
            3.50% 4/25/15                 EUR       2,827,000            3,443,529
          French Treasury Note
            2.75% 3/12/08                 EUR       8,657,000           10,809,489
                                                                        __________

                                                                        14,253,018
                                                                        __________
Germany - 2.34%
          Deutschland Republic
            3.50% 1/4/16                  EUR       1,147,000            1,393,394
            4.00% 1/4/37                  EUR       2,248,000            2,746,606
            4.75% 7/4/08                  EUR       7,881,000           10,216,679
            6.25% 1/4/24                  EUR       4,365,000            6,944,636
            6.50% 7/4/27                  EUR       3,312,000            5,527,196
                                                                        __________

                                                                        26,828,511
                                                                        __________
Indonesia - 0.14%
        # Republic of Indonesia 144A
            6.875% 3/9/17                 USD       1,681,000            1,668,393
                                                                        __________

                                                                         1,668,393
                                                                        __________
Mexico - 0.93%
          Mexican Bonos
            9.00% 12/20/12                MXN      68,388,000            6,359,088
          Mexican Government
            6.625% 3/3/15                 USD         998,000            1,035,924
            6.375% 1/16/13                USD       1,645,000            1,676,255
            8.30% 8/15/31                 USD       1,325,000            1,576,750
                                                                        __________

                                                                        10,648,017
                                                                        __________
Netherlands - 0.96%
          Netherlands Government
            5.75% 2/15/07                 EUR       8,530,000           10,983,425
                                                                        __________

                                                                        10,983,425
                                                                        __________
Norway - 0.96%
          Norwegian Government
            5.00% 5/15/15                 NOK      31,624,000            5,479,688
            6.00% 5/16/11                 NOK      30,885,000            5,490,295
                                                                        __________

                                                                        10,969,983
                                                                        __________

                                                   Principal            Market
                                                   Amount o          Value (U.S.$)
__________________________________________________________________________________

Sovereign Debt (continued) |
__________________________________________________________________________________

Panama - 0.27%
          Republic of Panama
            7.125% 1/29/26                USD       1,997,000          $ 2,026,955
            8.125% 4/28/34                USD         998,000            1,112,770
                                                                        __________

                                                                         3,139,725
                                                                        __________
Philippines - 0.54%
          Republic of Philippines
            7.75% 1/14/31                 USD       3,813,000            3,860,663
        # Republic of Philippines 144A
            8.75% 10/7/16                 USD       2,020,000            2,280,075
                                                                        __________

                                                                         6,140,738
                                                                        __________
Poland - 0.81%
          Poland Government
            6.00% 11/24/10                PLN      27,125,000            9,233,367
                                                                        __________

                                                                         9,233,367
                                                                        __________
Portugal - 0.33%
          Portuguese Government
            3.20% 4/15/11                 EUR       3,038,000            3,735,946
                                                                        __________

                                                                         3,735,946
                                                                        __________
Russia - 0.01%
      @ # Russian Paris Club Participation
            Note 144A 2.375% 8/20/20      JPY       8,532,354               74,917
                                                                        __________

                                                                            74,917
                                                                        __________
South Africa - 0.36%
          Republic of South Africa
            13.00% 8/31/10                ZAR      10,430,000            2,110,980
            13.50% 9/15/15                ZAR       8,595,000            2,022,845
                                                                        __________

                                                                         4,133,825
                                                                        __________
Sweden - 1.21%
          Sweden Government
            1.00% 4/1/12                  SEK      27,435,000            3,625,266
            5.00% 12/1/20                 SEK      12,015,000            1,824,527
            5.50% 10/8/12                 SEK      23,595,000            3,529,525
          Swedish Export Credit
            10.50% 9/30/15                TRY       6,250,000            4,844,045
                                                                        __________

                                                                        13,823,363
                                                                        __________
Turkey - 0.59%
          Republic of Turkey
            7.25% 3/15/15                 USD       2,699,000            2,813,708
            8.00% 2/14/34                 USD       1,710,000            1,838,250
            11.50% 1/23/12                USD       1,664,000            2,075,840
                                                                        __________

                                                                         6,727,798
                                                                        __________
United Kingdom - 1.22%
          U.K. Treasury
            4.75% 9/7/15                  GBP       5,423,600            9,975,537
            9.00% 7/12/11                 GBP       1,800,000            3,934,840
                                                                        __________

                                                                        13,910,377
                                                                        __________


                                                                (continues)   13

Statement of net assets

Delaware Diversified Income Fund

                                                    Principal           Market
                                                    Amount o         Value (U.S.$)
__________________________________________________________________________________

Sovereign Debt (continued) |
__________________________________________________________________________________

Uruguay - 0.12%
          Republic of Uruguay
            7.625% 3/21/36                USD       1,336,000          $ 1,322,640
                                                                       ___________

                                                                         1,322,640
                                                                       ___________
Venezuela - 0.62%
          Venezuela Government
            5.75% 2/26/16                 USD       4,194,000            3,901,469
            6.00% 12/9/20                 USD       3,471,000            3,175,965
                                                                       ___________

                                                                         7,077,434
                                                                       ___________
Total Sovereign Debt

          (cost $206,648,210)                                          205,745,985
                                                                       ___________
__________________________________________________________________________________

Supranational Banks - 2.74%
__________________________________________________________________________________

          Asia Development Bank
            0.50% 10/9/12                 AUD       2,552,000            1,377,070
          European Investment Bank
            1.40% 6/20/17                 JPY     590,300,000            4,867,266
            4.00% 10/15/37                EUR       4,299,000            5,062,432
            4.25% 12/7/10                 GBP       1,981,000            3,519,585
            4.375% 7/8/15                 GBP       1,943,000            3,412,265
          Inter-American Development Bank
            1.90% 7/8/09                  JPY     802,000,000            7,230,398
        ^ International Bank for
            Reconstruction & Development
            6.979% 8/20/07                NZD       9,977,000            5,840,219
                                                                        __________
Total Supranational Banks

          (cost $32,022,748)                                            31,309,235
                                                                        __________
__________________________________________________________________________________

U.S. Treasury Obligations - 4.83%
__________________________________________________________________________________

          U.S. Treasury Bond
         oo 4.50% 2/15/36                 USD      10,585,000            9,515,756
            5.375% 2/15/31                          3,600,000            3,655,127
            6.25% 8/15/23                           1,080,000            1,193,907
          U.S. Treasury Inflation Index Notes
            1.875% 7/15/15                            730,351              701,394
            2.00% 1/15/16                             285,299              275,905
            2.375% 4/15/11                          3,288,672            3,310,400
            3.00% 7/15/12                           4,806,924            5,011,785
            3.875% 1/15/09                          3,101,440            3,256,515
          U.S. Treasury Notes
            4.50% 2/15/16                          13,219,000           12,646,868
            4.625% 3/31/08                            160,000              159,306
            4.75% 3/31/11                          10,000,000            9,924,221
        ^ U.S. Treasury Strip 4.203% 11/15/13       8,130,000            5,573,943
                                                                        __________
Total U.S. Treasury Obligations

          (cost $56,717,375)                                            55,225,127
                                                                        __________

                                                      Number of        Market
                                                       Shares        Value (U.S.$)
__________________________________________________________________________________

Common Stock - 0.16%
__________________________________________________________________________________

          B&G Foods                                    32,500            $ 486,525
        + Foster Wheeler                                5,946              264,954
        + Mirant                                       31,752              779,829
        + Petroleum Geo-Services ADR                    2,385              133,894
        + XM Satellite Radio Holdings Class A           5,702              115,294
                                                                        __________
Total Common Stock

          (cost $1,239,042)                                              1,780,496
                                                                        __________
__________________________________________________________________________________

Preferred Stock - 0.03%
__________________________________________________________________________________

          Nexen 7.35%                                  11,800              299,720
                                                                        __________
Total Preferred Stock
          (cost $299,930)                                                  299,720
                                                                        __________

__________________________________________________________________________________

Warrants - 0.22%
__________________________________________________________________________________

        + Argentina GDP Linked,
          expiration date 12/15/35                 24,769,000            2,538,823
      + # Solutia144A, exercise price $7.59,
          expiration date 7/15/09                         147                    0
                                                                        __________
Total Warrants

          (cost $1,890,461)                                              2,538,823
                                                                        __________
__________________________________________________________________________________

Currency Option Purchased - 0.00%
__________________________________________________________________________________

          Call JPY 1,177,000,000,
            Put USD 10,700,000,
            expiration date 6/2/06                                          26,215
                                                                        __________
Total Currency Option Purchased

            (cost $62,060)                                                  26,215
                                                                        __________
                                                   Principal
                                                     Amount
__________________________________________________________________________________

Repurchase Agreements - 5.86%
__________________________________________________________________________________

          With BNP Paribas 4.67% 5/1/06
            (dated 4/28/06, to be
            repurchased at $34,764,524,
            collateralized by $36,170,000
            U.S. Treasury Bills due 8/17/06,
            market value $35,659,523)     USD      34,751,000           34,751,000
          With Cantor Fitzgerald
            4.67% 5/1/06 (dated 4/28/06,
            to be repurchased at
            $32,241,542, collateralized by
            $11,694,000 U.S. Treasury Notes
            2.625% due 11/15/06, market
            value $11,699,070, $977,000
            U.S. Treasury Notes 2.625%
            due 5/15/08, market value
            $946,249, $5,672,000
            U.S. Treasury Notes 3.50% due
            11/15/06, market value
            $5,718,677, $4,604,000
            U.S. Treasury Notes 4.625%
            due 5/15/06, market value
            $4,703,807 and $9,208,000
            U.S. Treasury Notes 6.50% due
            2/15/10, market value $9,828,655)      32,229,000           32,229,000
                                                                        __________
Total Repurchase Agreements

          (cost $66,980,000)                                            66,980,000
                                                                        __________

Statement of net assets

>Delaware Diversified Income Fund

________________________________________________________________________________
________________________________________________________________________________

Total Market Value of Securities - 104.03%

     (cost $1,199,231,151)                              $1,189,839,550

Liabilities Net of Receivables and

     Other Assets - (4.03%)                                (46,047,338)
                                                        ______________
Net Assets Applicable to 133,795,221 Shares

     Outstanding - 100.00%                              $1,143,792,212
                                                        ______________
Net Asset Value - Delaware Diversified Income Fund
     Class A ($806,048,493 / 94,282,656 Shares)                  $8.55
                                                        ______________
Net Asset Value - Delaware Diversified Income Fund
     Class B ($54,567,486 / 6,387,574 Shares)                    $8.54
                                                        ______________
Net Asset Value - Delaware Diversified Income Fund
     Class C ($225,375,844 / 26,366,480 Shares)                  $8.55
                                                        ______________
Net Asset Value - Delaware Diversified Income Fund
     Class R ($33,698,588 / 3,941,370 Shares)                    $8.55
                                                        ______________
Net Asset Value - Delaware Diversified Income Fund
     Institutional Class ($24,101,801 / 2,817,141 Shares)        $8.56
                                                        ______________
Components of Net Assets at April 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                 $1,172,108,433
Accumulated net investment loss                               (141,418)
Accumulated net realized loss on investments               (19,398,923)
Net unrealized depreciation of investments
     and foreign currencies                                 (8,775,880)
                                                        ______________

Total net assets                                        $1,143,792,212
                                                        ______________
o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
HUF - Hungarian Forint
ISK - Iceland Krona
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Kronor
TRY - Turkish Lira
USD - U.S. Dollar
ZAR - South African Rand

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equaled $149,872,717, which represented 13.10% of the Fund's net assets. See Note 10 in "Notes to Financial Statements."

+ Non-income producing security for the period ended April 30, 2006.

++ Non-income producing security. Security is currently in default.

} Security is currently in default. The issue has missed the maturity date.
  Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

oo Fully or partially pledged as collateral for financial futures contracts.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2006, the aggregate amount of fair valued securities equals $1,451,413, which represented 0.13% of the Fund's net assets. See Note
  1 in "Notes to Financial Statements."

@ Illiquid security. At April 30, 2006, the aggregate amount of illiquid securities equals $3,552,700, which represented 0.31% of the Fund's net assets. See Note 10 in "Notes to Financial Statements."

~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

` Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at April 30, 2006.

| Securities have been classified by country of origin.

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

\ Senior Secured Loans. Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate
  ('LIBOR'), or (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:

ADR - American Depositary Receipts
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CPN - Coupon
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GDP - Gross Domestic Product
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be announced
yr - Year

                                                                (continues)   15

Statement of net assets

>Delaware Diversified Income Fund

________________________________________________________________________________
________________________________________________________________________________
The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2006:

Foreign Currency Exchange Contracts (1)
                                                      Unrealized
Contracts to        In Exchange       Settlement     Appreciation
Receive (Deliver)      For              Date        (Depreciation)
________________   __________________ __________    ______________
AUD  (3,750,000)    USD  2,784,113     5/9/06        $ (64,474)
CAD  (3,201,000)    USD  2,810,631     5/9/06          (53,914)
EUR  (6,656)        USD  7,906         5/8/06             (499)
EUR  133,000        USD  (165,318)     5/9/06            2,639
EUR  1,372,303      AUD  (2,342,000)   5/9/06          (46,050)
EUR  4,587,800      PLN  (18,058,040)  5/9/06          (94,337)
EUR  2,974,360      PLN  (11,555,410)  6/26/06          (5,366)
EUR  4,304,943      SEK  (39,963,000)  6/26/06          (5,010)
EUR  6,956,929      NOK  (54,353,000)  6/26/06         (44,992)
EUR  7,907,546      GBP  (5,491,000)   6/26/06          (6,738)
GBP  (3,679,000)    USD  6,550,533     6/26/06        (165,463)
HUF  186,673,200    EUR  (710,000)     5/26/06          (4,369)
ISK  (441,787,040)  USD  6,437,229     9/15/06         630,839
JPY  197,184,690    AUD  (2,342,000)   5/9/06          (45,284)
JPY  828,799,643    CAD  (8,239,000)   5/9/06          (84,885)
JPY  1,339,283,000  USD  (11,442,728)  5/9/06          332,966
JPY  669,641,500    USD  (5,911,853)   6/9/06            3,356
JPY  878,046,148    NZD  (12,082,100)  6/26/06          90,237
JPY  2,420,444,955  EUR  (16,795,000)  6/26/06         157,622
NZD  (4,940,000)    USD  3,129,490     5/1/06          (24,963)
NZD  174,800        USD  (111,278)     5/2/06              333
NZD  (17,548,710)   USD  10,939,866    6/26/06        (222,038)
SEK  (818,250)      USD  111,086       5/4/06             (170)
TRY  (3,432,000)    USD  2,518,899     5/15/06         (67,280)
ZAR  (25,312,000)   USD  4,192,186     5/9/06          (15,183)
                                                    ____________

                                                      $266,977
                                                    ____________
________________________________________________________________________________
________________________________________________________________________________
Futures Contracts (2)
Contracts                Notional         Notional    Expiration    Unrealized
to Buy (Sell)         Cost (Proceeds)      Value        Date       Depreciation
_______________       ______________     _________   ___________  ______________
(71) Euro-Bund         $(10,065,131)   $(10,355,789)   6/14/06        $(290,658)
(15) U.S. Treasury
  5  year Notes          (1,561,573)     (1,562,344)   6/30/06             (771)
339  U.S. Treasury
 10  year Notes          35,823,669      35,790,984    6/30/06          (32,685)
                                                                  _____________

                                                                      $(324,114)
                                                                  _____________

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 7 in "Notes to Financial Statements."

(2) See Note 8 in "Notes to Financial Statements."


Net Asset Value and Offering Price per Share -
  Delaware Diversified Income Fund

Net asset value Class A (A)                                           $8.55
Sales charge (4.50% of offering price) (B)                             0.40
                                                                      _____

Offering price                                                        $8.95
                                                                      _____

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchase of $100,000 or more.

See accompanying notes

Statement of assets and liabilities

>Delaware Diversified Income Fund

April 30, 2006 (Unaudited)

Assets:

     Investments at market (cost $1,199,231,151)       $1,189,839,550
     Cash                                                   1,054,068
     Foreign currencies (cost $3,204,564)                   3,323,350
     Receivables for securities sold                       40,326,482
     Dividends and interest receivable                     18,113,894
     Subscriptions receivable                               7,057,102
     Variation margin receivable on futures contracts         273,150
     Mark to market on foreign currency contracts             266,977
                                                      ________________

     Total assets                                      1,260,254,573
                                                      ________________
Liabilities:

     Payables for securities purchased                    110,280,826
     Due to manager and affiliates                          1,002,556
     Other accrued expenses                                   197,185
     Distributions payable                                  1,251,997
     Liquidations payable                                   3,403,263
     Swap agreement payable                                   306,534
                                                      ________________

     Total liabilities                                    116,462,361
                                                      ________________

Total Net Assets                                       $1,143,792,212
                                                      ________________

Statement of operations

>Delaware Diversified Income Fund

Six Months Ended April 30, 2006 (Unaudited)

Investment Income:


     Interest                                                  $30,385,818
     Dividends                                                      27,288      $30,413,106
                                                              ____________      ___________

Expenses:

     Management fees                                           2,781,864
     Distribution expense - Class A                            1,119,160
     Distribution expense - Class B                              267,262
     Distribution expense - Class C                            1,099,061
     Distribution expense - Class R                               89,034
     Dividend disbursing and transfer agent fees and expenses  1,005,802
     Accounting and administration expenses                      215,190
     Reports and statements to shareholders                      136,294
     Legal and professional fees                                 109,421
     Registration fees                                           107,906
     Custodian fees                                               80,654
     Trustees' fees                                               30,746
     Insurance fees                                               19,983
     Pricing fees                                                  9,971
     Taxes (other than taxes on income)                            1,381
     Other                                                        30,670          7,104,399
                                                              ____________
     Less expenses absorbed or waived                                              (517,648)
     Less waived distribution expenses - Class A                                   (186,527)
     Less waived distribution expenses - Class R                                    (14,839)
                                                                                ___________

     Total expenses                                                               6,385,385
                                                                                ___________

Net Investment Income                                                            24,027,721
                                                                                ___________
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:

     Net realized gain (loss) on:
       Investment transactions                                                   (7,513,053)
       Futures contracts                                                          1,506,368
       Swap agreements                                                             (463,674)
       Foreign currency transactions                                              1,030,945
                                                                                ___________

     Net realized loss                                                           (5,439,414)
     Net change in unrealized appreciation/depreciation of investments and        8,488,644
       foreign currencies                                                       ___________

Net Realized and Unrealized Gain on Investments and Foreign Currencies            3,049,230
                                                                                ___________

Net Increase in Net Assets Resulting from Operations                            $27,076,951
                                                                                ___________

See accompanying notes

Statements of changes in net assets

>Delaware Diversified Income Fund


                                                                                           Six Months             Year
                                                                                             Ended                Ended
                                                                                           4/30/06               10/31/05
                                                                                          (Unaudited)
Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                                 $24,027,721          $26,682,025
     Net realized loss on investments and foreign currencies                                (5,439,414)          (3,153,544)
     Net change in unrealized appreciation/depreciation of investments and                   8,488,644          (27,574,498)
       foreign currencies                                                               ______________       ______________

     Net increase (decrease) in net assets resulting from operations                        27,076,951           (4,046,017)
                                                                                        ______________       ______________
Dividends and Distributions to Shareholders from:

     Net investment income:
       Class A                                                                             (19,051,113)         (22,354,697)
       Class B                                                                              (1,163,189)          (1,826,347)
       Class C                                                                              (4,781,356)          (6,044,033)
       Class R                                                                                (722,564)            (611,369)
       Institutional Class                                                                    (523,152)            (275,510)
     Net realized gain on investments:
       Class A                                                                                       -           (3,581,771)
       Class B                                                                                       -             (462,796)
       Class C                                                                                       -           (1,283,315)
       Class R                                                                                       -              (66,872)
       Institutional Class                                                                           -              (27,787)
     Return of capital:
       Class A                                                                                       -             (465,735)
       Class B                                                                                       -              (45,062)
       Class C                                                                                       -             (151,668)
       Class R                                                                                       -              (13,986)
       Institutional Class                                                                           -               (5,512)
                                                                                        ______________       ______________

                                                                                           (26,241,374)         (37,216,460)
                                                                                        ______________       ______________
Capital Share Transactions:

     Proceeds from shares sold:
       Class A                                                                             226,133,374          550,184,898
       Class B                                                                               8,021,844           21,455,964
       Class C                                                                              42,323,903          142,096,705
       Class R                                                                              19,562,198           23,426,202
       Institutional Class                                                                  12,781,138           13,789,923
     Net asset value of shares issued upon reinvestment of dividends and distributions:
       Class A                                                                              16,353,702           22,111,271
       Class B                                                                                 859,458            1,647,964
       Class C                                                                               3,888,348            5,987,082
       Class R                                                                                 703,789              673,681
       Institutional Class                                                                     480,889              252,697
                                                                                        ______________       ______________

                                                                                           331,108,643          781,626,387
                                                                                        ______________       ______________
     Cost of shares repurchased:
       Class A                                                                            (145,436,865)        (129,163,165)
       Class B                                                                              (7,993,914)         (10,460,934)
       Class C                                                                             (39,108,920)         (30,987,585)
       Class R                                                                              (9,236,263)          (6,089,202)
       Institutional Class                                                                  (2,443,173)          (6,625,571)
                                                                                        ______________       ______________

                                                                                          (204,219,135)        (183,326,457)
                                                                                        ______________       ______________

Increase in net assets derived from capital share transactions                             126,889,508          598,299,930
                                                                                        ______________       ______________

Net Increase in Net Assets                                                                 127,725,085          557,037,453

Net Assets:
     Beginning of period                                                                 1,016,067,127          459,029,674
                                                                                        ______________       ______________

     End of period (Accumulated net investment loss of $141,418 and $1,173,026,         $1,143,792,212       $1,016,067,127
       respectively.)                                                                   ______________       ______________

See accompanying notes


Financial highlights

>Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Six Months                      Year Ended
                                                             Ended      ____________________________________________________________
                                                           4/30/06 (1)   10/31/05  10/31/04  10/31/03     10/31/02 (4) *  10/31/01 *
                                                           (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $8.540       $8.930    $8.590    $8.960         $9.440       $8.600

Income (loss) from investment operations:

Net investment income (2)                                     0.198        0.328     0.377     0.374          0.444        0.541
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      0.028       (0.229)    0.450     0.804         (0.001)       0.685
                                                             ______       ______    ______    ______         ______       ______

Total from investment operations                              0.226        0.099     0.827     1.178          0.443        1.226
                                                             ______       ______    ______    ______         ______       ______
Less dividends and distributions from:

Net investment income                                        (0.216)      (0.389)   (0.434)   (1.274)        (0.477)      (0.361)
Net realized gain on investments                                  -       (0.092)   (0.053)   (0.274)        (0.446)      (0.025)
Return of capital                                                 -       (0.008)        -         -              -            -
                                                             ______       ______    ______    ______         ______       ______

Total dividends and distributions                            (0.216)      (0.489)   (0.487)   (1.548)        (0.923)      (0.386)
                                                             ______       ______    ______    ______         ______       ______

Net asset value, end of period                               $8.550       $8.540    $8.930    $8.590         $8.960       $9.440
                                                             ______       ______    ______    ______         ______       ______

Total return (3)                                              2.67%        1.04%     9.92%    14.80%          5.39%       14.78%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                    $806,048     $708,433  $294,033   $83,100         $4,391       $8,672
Ratio of expenses to average net assets                       1.00%        1.00%     1.02%     1.00%          0.58%        0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.15%        1.14%     1.19%     1.60%          1.11%        0.62%
Ratio of net investment income to average net assets          4.68%        3.72%     4.33%     4.51%          5.09%        6.05%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly    4.53%        3.58%     4.16%     3.91%          4.56%        5.98%
Portfolio turnover                                             332%         417%      452%      620%           545%         252%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.044, an increase in net realized and unrealized gain (loss) per share of $0.044, and a decrease in the ratio of net investment income to average net assets of 0.51%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

* Effective October 28, 2002, Delaware Pooled Trust-The Delaware Diversified Core Fixed Income Portfolio ("Pooled Trust Portfolio")
  was merged into Delaware Adviser Funds - Delaware Diversified Income Fund. The financial highlights for the periods prior to
  October 28, 2002 reflect the operating history of the Pooled Trust Portfolio. Performance prior to October 28, 2002 does not reflect the impact of distribution and service (12b-1) fees and the higher management and transfer agency fees currently borne by holders of Class A shares.

See accompanying notes

                                                                (continues)   19

Financial highlights

>Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Six Months            Year Ended
                                                                                 Ended      ____________________________
                                                                               4/30/06 (1)  10/31/05  10/31/04  10/31/03
                                                                               (Unaudited)
________________________________________________________________________________________________________________________

Net asset value, beginning of period                                             $8.540       $8.920    $8.590    $8.960

Income (loss) from investment operations:

Net investment income (2)                                                         0.167        0.262     0.312     0.313
Net realized and unrealized gain (loss) on investments and foreign currencies     0.018       (0.219)    0.440     0.807
                                                                                 ______       ______    ______    ______

Total from investment operations                                                  0.185        0.043     0.752     1.120
                                                                                 ______       ______    ______    ______
Less dividends and distributions from:

Net investment income                                                            (0.185)      (0.323)   (0.369)   (1.216)
Net realized gain on investments                                                      -       (0.092)   (0.053)   (0.274)
Return of capital                                                                     -       (0.008)        -         -
                                                                                 ______       ______    ______    ______

Total dividends and distributions                                                (0.185)      (0.423)   (0.422)   (1.490)
                                                                                 ______       ______    ______    ______

Net asset value, end of period                                                   $8.540       $8.540    $8.920    $8.590
                                                                                 ______       ______    ______    ______

Total return (3)                                                                  2.17%        0.30%     9.10%    14.03%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $54,567      $53,626   $43,335   $16,147
Ratio of expenses to average net assets                                           1.75%        1.75%     1.77%     1.75%
Ratio of expenses to average net assets prior to expense limitation and
  expenses paid indirectly                                                        1.85%        1.84%     1.89%     2.30%
Ratio of net investment income to average net assets                              3.93%        2.97%     3.58%     3.76%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                                 3.83%        2.88%     3.46%     3.21%
Portfolio turnover                                                                 332%         417%      452%      620%
________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Class B had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Financial highlights

>Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months              Year Ended             10/28/02 (2)
                                                                  Ended      ______________________________        to
                                                               4/30/06 (1)   10/31/05   10/31/04   10/31/03     10/31/02
                                                               (Unaudited)
__________________________________________________________________________________________________________________________

Net asset value, beginning of period                             $8.540        $8.930     $8.590     $8.960     $8.860

Income (loss) from investment operations:

Net investment income (3)                                         0.167         0.263      0.312      0.315      0.005
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                          0.028        (0.230)     0.450      0.798      0.095
                                                                 ______        ______     ______     ______     ______

Total from investment operations                                  0.195         0.033      0.762      1.113      0.100
                                                                 ______        ______     ______     ______     ______
Less dividends and distributions from:

Net investment income                                            (0.185)       (0.323)    (0.369)    (1.209)         -
Net realized loss on investments                                      -        (0.092)    (0.053)    (0.274)         -
Return of capital                                                     -        (0.008)         -          -          -
                                                                 ______        ______     ______     ______     ______

Total dividends and distributions                                (0.185)       (0.423)    (0.422)    (1.483)         -
                                                                 ______        ______     ______     ______     ______

Net asset value, end of period                                   $8.550        $8.540     $8.930     $8.590     $8.960
                                                                 ______        ______     ______     ______     ______

Total return (4)                                                  2.29%         0.29%      9.11%      13.95%     1.13%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $225,376      $218,077   $109,911    $48,989        $10
Ratio of expenses to average net assets                           1.75%         1.75%      1.77%      1.75%      1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         1.85%         1.84%      1.89%      2.30%        (5)
Ratio of net investment income to average net assets              3.93%         2.97%      3.58%      3.76%      4.01%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                 3.83%         2.88%      3.46%      3.21%        (5)
Portfolio turnover                                                 332%          417%       452%       620%       545%
__________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) The ratios of expenses and net investment income to average net assets prior to expense limitation and expenses paid indirectly have been omitted as management believes that such ratios for this relatively short period of time are not meaningful.


See accompanying notes

                                                                (continues)   21

Financial highlights

>Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months         Year Ended       6/2/03 (2)
                                                                 Ended       ___________________       to
                                                               4/30/06 (1)   10/31/05   10/31/04    10/31/03
                                                               (Unaudited)
____________________________________________________________________________________________________________

Net asset value, beginning of period                             $8.540        $8.930     $8.590      $8.620

Income (loss) from investment operations:

Net investment income (3)                                         0.187         0.301      0.347       0.142
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                          0.028        (0.231)     0.450      (0.036)
                                                                 ______        ______     ______      ______

Total from investment operations                                  0.215         0.070      0.797       0.106
                                                                 ______        ______     ______      ______
Less dividends and distributions from:

Net investment income                                            (0.205)       (0.360)    (0.404)     (0.136)
Net realized gain on investments                                      -        (0.092)    (0.053)          -
Return of capital                                                     -        (0.008)         -           -
                                                                 ______        ______     ______      ______

Total dividends and distributions                                (0.205)       (0.460)    (0.457)     (0.136)
                                                                 ______        ______     ______      ______

Net asset value, end of period                                   $8.550        $8.540     $8.930      $8.590
                                                                 ______        ______     ______      ______

Total return (4)                                                  2.54%         0.71%      9.55%       1.24%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $33,699       $22,661     $5,557        $256
Ratio of expenses to average net assets                           1.25%         1.31%      1.37%       1.35%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         1.45%         1.44%      1.49%       1.98%
Ratio of net investment loss to average net assets                4.43%         3.41%      3.98%       4.20%
Ratio of net investment loss to average net assets prior to
  expense limitation and expenses paid indirectly                 4.23%         3.28%      3.86%       3.57%
Portfolio turnover                                                 332%          417%       452%        620%
____________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial highlights

>Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months              Year Ended
                                                                 Ended       ______________________________
                                                               4/30/06 (1)   10/31/05   10/31/04   10/31/03
                                                               (Unaudited)
___________________________________________________________________________________________________________

Net asset value, beginning of period                             $8.550        $8.930     $8.600    $8.960

Income (loss) from investment operations:

Net investment income (2)                                         0.208         0.350      0.399     0.395
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                          0.028        (0.218)     0.439     0.806
                                                                 ______        ______     ______     _____

Total from investment operations                                  0.236         0.132      0.838     1.201
                                                                 ______        ______     ______     _____
Less dividends and distributions from:

Net investment income                                            (0.226)       (0.412)    (0.455)   (1.287)
Net realized gain on investments                                      -        (0.092)    (0.053)   (0.274)
Return of capital                                                     -        (0.008)         -         -
                                                                 ______        ______     ______     _____

Total dividends and distributions                                (0.226)       (0.512)    (0.508)   (1.561)
                                                                 ______        ______     ______     _____

Net asset value, end of period                                   $8.560        $8.550     $8.930    $8.600
                                                                 ______        ______     ______     _____

Total return (3)                                                  2.78%         1.41%     10.05%    15.10%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $24,102       $13,270     $6,194      $567
Ratio of expenses to average net assets                           0.75%         0.75%      0.77%     0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         0.85%         0.84%      0.89%     1.30%
Ratio of net investment income to average net assets              4.93%         3.97%      4.58%     4.76%
Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly                 4.83%         3.88%      4.46%     4.21%
Portfolio turnover                                                 332%          417%       452%      620%
___________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.


As of October 31, 2002, the Delaware Diversified Income Fund Institutional Class had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Notes to financial statements

>Delaware Diversified Income Fund

April 30, 2006 (Unaudited)

Delaware Group Adviser Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to the Delaware Diversified Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

Notes to financial statements

>Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and expects to declare and pay distributions from net realized gain on investments, if any, at least annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through February 28, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through February 28, 2007, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At April 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                $318,559
Dividend disbursing, transfer agent, accounting,
  administration fees and other expenses
  payable to DSC                                                         234,250
Distribution fee payable to DDLP                                         405,041
* Other expenses payable to DMC and affiliates                          64,706

* DMC as part of its administrative services pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses included items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the costs of certain legal services, including in-house legal services provided to the Fund by DMC employees. For the six months ended April 30, 2006, the Fund was charged $35,940 for internal legal services provided by DMC.

For the six months ended April 30, 2006, DDLP earned $109,904 for commissions on sales of the Fund's Class A shares. For the six months ended April 30, 2006, DDLP received gross contingent deferred sales charge commissions of $62,553, $58,731 and $31,731 on redemption of the Fund's Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2006, the Fund made purchases of $1,527,727,523 and sales of $1,363,822,808 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2006, the Fund made purchases of $360,883,825 and sales of $389,723,601 of long term U.S. government securities.

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments was $1,205,351,816. At April 30, 2006, the net unrealized depreciation was $15,512,266 of which $8,407,508 related to unrealized appreciation of investments and $23,919,774 related to unrealized depreciation of investments.

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principals. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended April 30, 2006 and the year ended October 31, 2005 was as follows:

                                                        Six Months      Year
                                                          Ended         Ended
                                                        4/30/06 *   10/31/05
                                                       ____________  ___________

Ordinary income                                         $26,241,374  $35,328,186
Long-term capital gain                                            -    1,206,311
Return of capital                                                 -      681,963
                                                        ___________  ___________

Total                                                   $26,241,374  $37,216,460
                                                        ___________  ___________

* Tax information for the period ended April 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                                                                (continues)   25

Notes to financial statements

>Delaware Diversified Income Fund

4. Dividends and Distribution Information (continued)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                    $1,172,108,433
Undistributed ordinary income                                          (284,785)
Six month period realized loss                                       (8,552,900)
Capital loss carryforward                                            (4,709,076)
Unrealized depreciation of investments
  and foreign currencies                                            (14,769,460)
                                                                 ______________

Net assets                                                       $1,143,792,212
                                                                 ______________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and forward foreign currency contracts, tax treatment of contingent payment debt instruments, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2006, the fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income                                  $3,245,261
Accumulated realized gain (loss)                                     (3,245,261)

For federal income tax purposes, capital loss carryforwards maybe carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,578,031 expires in 2008 and $2,131,045 expires in 2009. The capital loss carryforward includes losses in the amount of $4,709,076 as a result of the acquisition of Delaware Strategic Income Fund in 2004. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code. For the six months ended April 30, 2006, the Fund had capital losses of $8,552,900 which may increase the capital loss carryforwards.

5. Capital Shares

Transactions in capital shares were as follows:

                                                         Six Months     Year
                                                           Ended        Ended
                                                          4/30/06     10/31/05
Shares sold:
  Class A                                                26,429,312  62,185,362
  Class B                                                   939,081   2,425,341
  Class C                                                 4,948,904  16,066,332
  Class R                                                 2,284,566   2,647,957
  Institutional Class                                     1,493,858   1,573,064

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                 1,908,895   2,502,174
  Class B                                                   100,425     186,077
  Class C                                                   454,089     676,941
  Class R                                                    82,160      76,414
  Institutional Class                                        56,129      28,671
                                                         __________  __________

                                                         38,697,419  88,368,333
                                                         __________  __________
Shares repurchased:
  Class A                                               (17,000,194)(14,673,909)
  Class B                                                  (934,844) (1,183,998)
  Class C                                                (4,573,126) (3,518,312)
  Class R                                                (1,078,533)   (693,584)
  Institutional Class                                      (285,689)   (742,410)
                                                         __________  __________

                                                        (23,872,386)(20,812,213)
                                                         __________  __________

Net increase                                             14,825,033  67,556,120
                                                         __________  __________

For the period ended April 30, 2006 and the year ended October 31, 2005, 151,650 Class B shares were converted to 151,561 Class A shares valued at $1,299,656 and 185,648 Class B shares were converted to 185,485 Class A shares valued at $1,644,967, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2006, or at any time during the period.

Notes to financial statements

>Delaware Diversified Income Fund

7. Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. Swap Agreements

The Fund may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is

10. Credit and Market Risk (continued)

deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven

Owner - Strategic Financial
Planning Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National Distributor

Delaware Distributors L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing, and Transfer Agent

Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders

800 523-1918

For Securities Dealers
and Financial Institutions
Representatives Only

800 362-7500

Web Site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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Register for Account Access today! Visit www.delawareinvestments.com, select
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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

[DELAWARE LOGO]



(531)                                                         Printed in the USA
SA-189 [4/06] CGI 6/06                             SEMI-0605 DIV INCOME  PO11053

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Adviser Funds

JUDE T. DRISCOLL
_________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
_________________________________

By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2006

MICHAEL P. BISHOF
_________________________________

By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 7, 2006